As filed with the Securities and Exchange
                         Commission on April 20, 2007.

                                      Securities Act Registration No. 333-120972
                                       Investment Act Registration No. 811-07661

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. _
                       Post Effective Amendment No. 2                       [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 25                      [X]


                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)
                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                 Robert G. Lange
             Vice President, General Counsel and Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 325-4249
                            ------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ]  60 days after filing pursuant to paragraph a of Rule 485
             [ ]  on __________ pursuant to paragraph a of Rule 485
             [X]  on May 1, 2007 pursuant to paragraph b of Rule 485
             [ ]  immediately upon filing pursuant to paragraph b of Rule 485

           If appropriate, check the following box:

             [ ] This post-effective amendment designates a new
                 effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                     Ameritas No-Load Variable Annuity 6150

PROSPECTUS: May 1, 2007
                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Ameritas NO-LOAD Variable Annuity (sm)
POLICY FORM 6150

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios, listed in this prospectus' Separate Account Variable Investment Options section, from these series funds:

CALVERT PORTFOLIOS                   PIMCO (Administrative Class)          VANGUARD
o  CVS Social Balanced               o  CommodityRealReturn Strategy       o  VIF Balanced
o  CVS Social Equity                 RYDEX                                 o  VIF Diversified Value
o  CVS Social International Equity   o  Government Long Bond Advantage     o  VIF Equity Income
o  CVS Social Mid Cap Growth         o  Inverse OTC                        o  VIF Equity Index
o  CVS Social Small Cap Growth       o  Inverse S&P 500                    o  VIF Growth
FIDELITY (Initial Class)             o  Inverse Government Long Bond       o  VIF High Yield Bond
o  VIP Contrafund(R)                 o  Nova                               o  VIF International
o  VIP Equity Income                 o  OTC                                o  VIF Mid-Cap Index
o  VIP Growth                        o  Precious Metals                    o  VIF Money Market
o  VIP High Income                   o  Russell 2000 Advantage             o  VIF REIT Index
o  VIP Investment Grade Bond         o  Sector Rotation                    o  VIF Small Company Growth
o  VIP Mid Cap                       THIRD AVENUE                          o  VIF Total Bond Market Index
o  VIP Overseas                      o  Third Avenue Value                 o  VIF Total Stock Market Index

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-120972), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                          Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
     CHARGES EXPLAINED...........................................7
         Mortality and Expense Risk Charge
         Administrative Charges
           Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Waiver of Certain Charges
INVESTMENT OPTIONS...............................................8
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation Program
     IMPORTANT POLICY PROVISIONS................................15
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS.......................................18
         Withdrawals
         Death Benefits
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................22
     MISCELLANEOUS..............................................24
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES
Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner. `

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
PREMIUM TAXES                      Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
TRANSFER FEE (per transfer)        '  first 15 transfers per Policy year                   None             None
                                   '  over 15 transfers in one Policy Year,                 $10             None
                                       we may charge ...
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.             $40             $25
Waived if Policy value exceeds an amount, which we declare annually, on a Policy
Anniversary)
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------

MORTALITY & EXPENSE RISK CHARGE                                                             0.80%           0.55%
------------------------------------------------------------------------------------- ---------------- ---------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2006)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before and After any Contractual Waivers or Reimbursements                          0.14% (1)          5.12% (2)
---------------------------------------------------------------------------- -------------------- --------------------
(1) Vanguard VIF Equity Index Portfolio.
(2) Rydex Inverse Government Long Bond Portfolio.

---------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                  Management                    Fund Fees    Total                    Total Expenses
Subaccount's underlying          and Advisory   12b-1   Other      and     Portfolio  Waivers and   after waivers and
Portfolio Name                      Fees        Fees*   Fees    Expenses     Fees      Reductions   reductions if any
---------------------------------------------------------------------------------------------------------------------
CALVERT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
CVS Social Balanced                 0.70%        -      0.21%      -        0.91%         -           0.91% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Equity                   0.70%        -      0.45%      -        1.15%       0.07%         1.08% (1) (2)
--------------------------------------------------------------------------------------------------------------------
CVS Social International Equity     1.10%        -      0.76%      -        1.86%         -           1.86% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Mid Cap Growth           0.90%        -      0.27%      -        1.17%         -           1.17% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Small Cap Growth         1.00%        -      0.44%      -        1.44%         -           1.44% (1)
--------------------------------------------------------------------------------------------------------------------
FIDELITY (R)
--------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R): Initial Class    0.57%        -      0.09%      -        0.66%         -           0.66% (3)
--------------------------------------------------------------------------------------------------------------------
VIP Equity Income: Initial Class    0.47%        -      0.10%      -        0.57%         -           0.57% (3)
--------------------------------------------------------------------------------------------------------------------
VIP Growth: Initial Class           0.57%        -      0.11%      -        0.68%         -           0.68% (3)
--------------------------------------------------------------------------------------------------------------------
VIP High Income: Initial Class      0.57%        -      0.14%      -        0.71%         -           0.71%
--------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond:
  Initial Class                     0.32%        -      0.12%      -        0.44%         -           0.44%
-----------------------------------------------------------------------------------------------------------------
VIP Mid Cap: Initial Class          0.57%        -      0.11%      -        0.68%         -           0.68% (3)
-----------------------------------------------------------------------------------------------------------------
VIP Overseas: Initial Class         0.72%        -      0.16%      -        0.88%         -           0.88% (3)
-----------------------------------------------------------------------------------------------------------------

                                      -5-


---------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                  Management                    Fund Fees    Total                    Total Expenses
Subaccount's underlying          and Advisory   12b-1   Other      and     Portfolio  Waivers and   after waivers and
Portfolio Name                      Fees        Fees*   Fees    Expenses     Fees      Reductions   reductions if any
---------------------------------------------------------------------------------------------------------------------
PIMCO (Administrative Class)
-----------------------------------------------------------------------------------------------------------------
CommodityRealReturnTM Strategy      0.49%      0.25%    0.25%(4)   0.03%    1.02%     0.03%(5)       0.99% (6)
-----------------------------------------------------------------------------------------------------------------
RYDEX
-----------------------------------------------------------------------------------------------------------------
Government Long Bond Advantage      0.50%        -      0.70%      -        1.20%         -          1.20%
-----------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond        0.90%        -      4.22%      -        5.12%         -          5.12%
-----------------------------------------------------------------------------------------------------------------
Inverse OTC                         0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
Inverse S&P 500                     0.90%        -      0.80%      -        1.70%         -          1.70%
-----------------------------------------------------------------------------------------------------------------
Nova                                0.75%        -      0.73%      -        1.48%         -          1.48%
-----------------------------------------------------------------------------------------------------------------
OTC                                 0.75%        -      0.74%      -        1.49%         -          1.49%
-----------------------------------------------------------------------------------------------------------------
Precious Metals                     0.75%        -      0.74%      -        1.49%         -          1.49%
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Advantage              0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
Sector Rotation                     0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-----------------------------------------------------------------------------------------------------------------
Third Avenue Value                  0.90%        -      0.27%      -        1.17%         -           1.17%
-----------------------------------------------------------------------------------------------------------------
VANGUARD
-----------------------------------------------------------------------------------------------------------------
VIF Balanced                        0.22%        -      0.03%      -        0.25%         -           0.25%
-----------------------------------------------------------------------------------------------------------------
VIF Diversified Value               0.37%        -      0.03%      -        0.40%         -           0.40%
-----------------------------------------------------------------------------------------------------------------
VIF Equity Income                   0.25%        -      0.03%      -        0.28%         -           0.28%
-----------------------------------------------------------------------------------------------------------------
VIF Equity Index                    0.11%        -      0.03%      -        0.14%         -           0.14%
-----------------------------------------------------------------------------------------------------------------
VIF Growth                          0.34%        -      0.04%      -        0.38%         -           0.38%
-----------------------------------------------------------------------------------------------------------------
VIF High Yield Bond                 0.20%        -      0.04%      -        0.24%         -           0.24%
-----------------------------------------------------------------------------------------------------------------
VIF International                   0.39%        -      0.05%      -        0.44%         -           0.44%
-----------------------------------------------------------------------------------------------------------------
VIF Mid-Cap Index                   0.20%        -      0.04%      -        0.24%         -           0.24%
-----------------------------------------------------------------------------------------------------------------
VIF Money Market                    0.12%        -      0.04%      -        0.15%         -           0.15%
-----------------------------------------------------------------------------------------------------------------
VIF REIT Index                      0.27%        -      0.04%      -        0.31%         -           0.31%
-----------------------------------------------------------------------------------------------------------------
VIF Small Company Growth            0.35%        -      0.03%      -        0.38%         -           0.38%
-----------------------------------------------------------------------------------------------------------------
VIF Total Bond Market Index         0.12%        -      0.04%      -        0.16%         -           0.16%
-----------------------------------------------------------------------------------------------------------------
VIF Total Stock Market Index        0.12%        -      0.04%      -        0.16%         -           0.16%
-----------------------------------------------------------------------------------------------------------------

(1) "Total Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                 CVS Social Balanced                        0.90%
                 CVS Social Equity                          1.07%
                 CVS Social International Equity            1.79%
                 CVS Social Mid Cap Growth                  1.15%
                 CVS Social Small Cap Growth                1.37%
(2) The portfolio Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit annual portfolio operating expenses through April 30, 2008, as reflected above except for CVS Social Equity which has a cap of 1.08%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been as follows:
                 VIP Contrafund: Initial Class              0.65%
                 VIP Equity-Income: Initial Class           0.56%
                 VIP Growth:  Initial Class                 0.67%
                 VIP Mid Cap: Initial Class                 0.66%
                 VIP Overseas: Initial Class                0.81%
(4) "Other Fees" reflect an administrative fee of 0.25%.
(5) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.
(6) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether
                                       the Policy is surrendered, annuitized,
                                        or continues at the end of the time
                                                    period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                               1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
 Maximum Policy Expenses (1)           $628                $1,861              $3,063             $5,939
 --------------------------------------------------------------------------------------------------------------
 Minimum Policy Expenses (2)            $95                $295                $507               $1,099
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.12%).

(2) Minimum Policy Expenses. This example assumes current charges of 0.55% for Separate Account annual expenses, a $25 current Policy fee that is waived if Policy value is at least $50,000 on a Policy anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.14 %).

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         ADMINISTRATIVE CHARGES

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

------------------------------------------------ -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
                                                   Offered through Calvert Variable Series, Inc. Calvert Social
        CALVERT PORTFOLIOS - Subadvisor                                    Portfolios *
                                                         Advised by Calvert Asset Management Company, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Balanced - Equity Portion: New        Income and Growth.
Amsterdam Partners LLC ("New Amsterdam") and
SSgA Funds Management, Inc.; Fixed Income
Portion: no Subadvisor
------------------------------------------------ --------------------------------------------------------------------
CVS Social Equity - Atlanta Capital Management   Growth.
Company, L.L.C.
------------------------------------------------ --------------------------------------------------------------------
CVS Social International Equity - Acadian        Growth.
Asset Management, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Mid Cap Growth - New Amsterdam        Growth.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Small Cap Growth - Bridgeway          Growth.
Capital Management, Inc. (until May 1, 2007
the subadvisor was Renaissance Investment
Management.)
------------------------------------------------ --------------------------------------------------------------------
                   FIDELITY                                 Offered through Variable Insurance Products
                                                        Advised by Fidelity Management and Research Company
------------------------------------------------ --------------------------------------------------------------------
VIP Contrafund(R): Initial Class                   Seeks long-term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
VIP Equity Income: Initial Class                 Income.
------------------------------------------------ --------------------------------------------------------------------
VIP Growth: Initial Class                        Growth.
------------------------------------------------ --------------------------------------------------------------------
VIP High Income: Initial Class                   Income and Growth.
------------------------------------------------ --------------------------------------------------------------------
VIP Investment Grade Bond: Initial Class         Bond.
------------------------------------------------ --------------------------------------------------------------------
VIP Mid Cap: Initial Class                       Long-term growth.
------------------------------------------------ --------------------------------------------------------------------
VIP Overseas: Initial Class                      Seeks long-term growth.
------------------------------------------------ --------------------------------------------------------------------
                     PIMCO                                Offered through PIMCO Variable Insurance Trust
                                                       Advised by Pacific Investment Management Company LLC
------------------------------------------------ --------------------------------------------------------------------
CommodityRealReturn Strategy                     Seeks maximum real return consistent with prudent
                                                 investment management.
------------------------------------------------ --------------------------------------------------------------------


                                      -9-

------------------------------------------------ -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
                     RYDEX                                     Offered through Rydex Variable Trust
                                                                 Advised by Rydex Global Advisors
------------------------------------------------ --------------------------------------------------------------------
Government Long Bond Advantage                   120% of the daily price movement of the Long Treasury Bond.
------------------------------------------------ --------------------------------------------------------------------
Inverse Government Long Bond                     Investment results that inversely correlate to the performance of the Long Treasury Bond.
------------------------------------------------ --------------------------------------------------------------------
Inverse OTC                                      Results that inversely correlate to performance of the Nasdaq
                                                 100 Index.
------------------------------------------------ --------------------------------------------------------------------
Inverse S&P 500                                  Investment results that inversely correlate to the performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
Nova                                             150% of the daily performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
OTC                                              Match the performance of the NASDAQ 100 Index.
------------------------------------------------ --------------------------------------------------------------------
Precious Metals                                  Capital appreciation.  Invests in U.S. and foreign companies involved in the precious metals sector.
------------------------------------------------ --------------------------------------------------------------------
Russell 2000 Advantage                           150% of the performance of the Russell 2000 Index.
------------------------------------------------ --------------------------------------------------------------------
Sector Rotation                                  Long-term capital appreciation.  Moves investments among
                                                 different sectors or industries.
------------------------------------------------ --------------------------------------------------------------------
                 THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
------------------------------------------------ --------------------------------------------------------------------
Third Avenue Value                               Value fund - long term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
              VANGUARD - Advisor                         Offered through Vanguard Variable Insurance Fund
------------------------------------------------ --------------------------------------------------------------------
VIF Balanced                                     Growth and Income.
(Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF Diversified Value                            Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Income
(Vanguard's Quantitative Equity Group and        Growth and Income.
Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Index                                 Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of large U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Growth
(Alliance Capital Management L.P. and William    Growth.
Blair & Company, L.L.C.)
------------------------------------------------ --------------------------------------------------------------------
VIF High Yield Bond                              Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF International
(Schroder Investment Management North America    Growth.
Inc. and Baillie Gifford Overseas Ltd)
------------------------------------------------ --------------------------------------------------------------------
VIF Mid-Cap Index                                Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of medium U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Money Market                                 Money Market.
(Vanguard's Fixed Income Group)
------------------------------------------------ --------------------------------------------------------------------
VIF REIT Index                                   Income and Growth.
(Vanguard's Quantitative Equity Group)
------------------------------------------------ --------------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc. and        Growth.
Grantham, Mayo, Van Otterloo & Co. LLC)
------------------------------------------------ --------------------------------------------------------------------
VIF Total Bond Market Index                      Match performance of a broad-based market index of publicly
(Vanguard's Fixed Income Group)                  traded, investment-grade bonds.
------------------------------------------------ --------------------------------------------------------------------
VIF Total Stock Market Index                     Growth and Income.  Match performance of Dow Jones Wilshire 5000
(Vanguard's Quantitative Equity Group)           Index.
------------------------------------------------ --------------------------------------------------------------------

* This fund and its investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o A transfer into the Fixed Account (except made pursuant to a systematic transfer program) or our asset allocation program may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.

          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers

         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;

          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

          We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

IMPORTANT POLICY PROVISIONS

         Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.
          o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.

o        "Right to Examine" Period Allocations
         Return of Value States. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Vanguard VIF Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
       -   Your Policy being in force;
       -   Receipt of Due Proof of Death of the first Owner to die;
       -   Election of an annuity income option; and
       -   Proof that the Owner died before any annuity payments begin.
"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                       If death occurs before the Annuity Date:
If the deceased is... and...               and...                      then the...
--------------------- -------------------- --------------------------- ---------------------------------------------
--------------------- -------------------- --------------------------- ---------------------------------------------
any Policy Owner      - - -                - - -                       Policy beneficiary receives the death
                                                                       benefit.
--------------------- -------------------- --------------------------- ---------------------------------------------
any Policy Owner      There is no          the beneficiary is the      surviving spouse may elect to become the
                      surviving joint      Policy Owner's surviving    Policy Owner and continue the Policy, or
                      Policy Owner who     spouse, unless the spouse   may have the Policy end and receive the
                      is the deceased      is the surviving joint      death benefit.
                      Owner's spouse       Policy Owner

--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is    there is no named           the Policy continues with the Policy Owner
                      living               contingent or joint         as the Policy Annuitant unless the Owner
                                           Annuitant                   names a new Annuitant.
--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         the Policy Owner     - - -                       the Annuitant's death is treated as a
                      is a non-person                                  Policy Owner's death.
--------------------- -------------------- --------------------------- ---------------------------------------------
An Annuitant          a Policy Owner is    the contingent or joint     contingent Annuitant becomes the Annuitant,
                      living               Annuitant is living         and the Policy continues.
--------------------------------------------------------------------------------------------------------------------

                                     If death occurs on or after the Annuity Date:
If the deceased is... and...           then the...
--------------------- ---------------- -----------------------------------------------------------------------------
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      There is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      There is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Annuitant  any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- -----------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------

ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.


FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the owner;
          o    if the  taxpayer  is defined as totally  disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
          o    Individual Retirement Annuities (IRAs), Code Section 408(b);
          o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
          o    Savings  Incentive  Match Plans for Employees  (SIMPLE IRA), Code
               Section 408(p); and
          o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirectly wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the NASD. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated and the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio at the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and Last Page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- ------------ ------------- ----------------- ---------------------
                                                                                                     Number (#) of
                                                                                 Value ($) at     Accumulation Units
                                                                   Value ($)      End of Year       At End of Year
     Subaccount (date Subaccount was                 Year        at Inception    (December 31)       (December 31)
           added to the Policy)
-------------------------------------------------- ------------ ------------- ----------------- --------------------
CALVERT PORTFOLIOS
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Balanced (04/13/2005)                 2005                 1.85              1.943                   0
                                                    2006                                   2.103             261,214
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Equity (04/13/2005)                   2005                16.46             17.673               5,529
                                                    2006                                  19.344              33,799
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social International Equity (04/13/2005)     2005                16.31             18.092               3,089
                                                    2006                                  22.946              48,529
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Mid Cap Growth (04/13/2005)           2005                25.16             26.446               1,261
                                                    2006                                  28.110              13,152
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Small Cap Growth (04/13/2005)         2005                14.88             15.246               1,772
                                                    2006                                  15.282               9,964
---------------------------------------------------------------------------------------------------------------------
FIDELITY (Initial Class)
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Contrafund(R) (04/13/2005)                   2005                26.30             30.968              22,757
                                                    2006                                  34.408             456,566
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Equity Income (04/13/2005)                   2005                23.48             25.460               1,082
                                                    2006                                  30.434             114,257
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Growth (04/13/2005)                          2005                30.19             33.678                 377
                                                    2006                                  35.788              86,264
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP High Income (04/13/2005)                     2005                 6.36              6.640               4,863
                                                    2006                                   7.346             134,373
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Investment Grade Bond (04/13/2005)           2005                12.48             12.732              21,777
                                                    2006                                  13.213             270,546
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Mid Cap (04/13/2005)                         2005                29.49             35.022               8,368
                                                    2006                                  39.255             169,764
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Overseas  (04/13/2005)                       2005                16.93             20.609               2,193
                                                    2006                                  24.203             175,855
---------------------------------------------------------------------------------------------------------------------
PIMCO (Administrative Class)
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CommodityRealReturn Strategy (11/18/2005)        2005                11.11             12.377               2,221
                                                    2006                                  11.928             562,938
---------------------------------------------------------------------------------------------------------------------
RYDEX
------------------------------------------------- --------- ------------------ ------------------ -------------------
    Government Long Bond Advantage (04/13/2005)     2005                12.14             12.380                   0
                                                    2006                                  11.920              64,922
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Inverse OTC (04/13/2005)                         2005                23.63             21.510                   0
                                                    2006                                  21.106               2,864
------------------------------------------------- --------- ------------------ ------------------ -------------------
    Inverse S&P 500 (04/13/2005)                    2005                 5.38              5.149               7,535
                                                    2006                                   4.737              52,676
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Inverse Government Long Bond (04/13/2005)        2005                21.42             20.800                   0
                                                    2006                                  22.374              10,490
------------------------------------------------- --------- ------------------ ------------------ -------------------
    Nova (04/13/2005)                               2005                 7.87              8.573              16,884
                                                    2006                                  10.169              33,069
------------------------------------------------- --------- ------------------ ------------------ -------------------
    OTC (04/13/2005)                                2005                12.95             14.525              10,957
                                                    2006                                  15.280              46,633
------------------------------------------------- --------- ------------------ ------------------ -------------------
    Precious Metals (04/13/2005)                    2005                 7.59             10.341               4,240
                                                    2006                                  12.488             174,045
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Russell 2000 Advantage (04/13/2005)              2005                30.06             34.892               2,332
                                                    2006                                  41.937              24,926
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Sector Rotation (04/13/2005)                     2005                10.93             12.674               8,744
                                                    2006                                  14.040              91,439
------------------------------------------------- --------- ------------------ ------------------ -------------------

NLVA 6150                                                 - A:1 -                          Accumulation Unit Values

-------------------------------------------------- ------------ ------------- ----------------- ---------------------
                                                                                                     Number (#) of
                                                                                 Value ($) at     Accumulation Units
                                                                   Value ($)      End of Year       At End of Year
     Subaccount (date Subaccount was                 Year        at Inception    (December 31)       (December 31)
           added to the Policy)
-------------------------------------------------- ------------ ------------- ----------------- --------------------
THIRD AVENUE
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Third Avenue Value (04/13/2005)                  2005                24.09             28.284              25,225
                                                    2006                                  32.569             238,393
---------------------------------------------------------------------------------------------------------------------
VANGUARD
------------------------------------------------- --------- ------------------ ------------------ -------------------
    VIF Balanced (04/13/2005)                       2005                17.71             19.005               9,440
                                                    2006                                  21.729             462,269
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Diversified Value (04/13/2005)               2005                13.52             14.325              42,870
                                                    2006                                  16.936             616,560
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Equity Income (04/13/2005)                   2005                17.57             18.551              30,206
                                                    2006                                  22.268             262,316
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Equity Index (04/13/2005)                    2005                25.88             27.796              27,501
                                                    2006                                  31.986             544,366
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Growth (04/13/2005)                          2005                10.77             12.922             106,150
                                                    2006                                  13.097             573,510
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF High Yield Bond (04/13/2005)                 2005                 8.25              8.574              31,733
                                                    2006                                   9.233             476,709
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF International (04/13/2005)                   2005                15.00             17.322              69,115
                                                    2006                                  21.835           1,191,838
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Mid-Cap Index (04/13/2005)                   2005                15.85             18.309              31,908
                                                    2006                                  20.714             744,139
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Money Market (04/13/2005)                    2005                 1.00              1.016           2,537,296
                                                    2006                                   1.061          25,759,336
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF REIT Index (04/13/2005)                      2005                17.11             20.217              39,582
                                                    2006                                  27.130             598,007
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Small Company Growth (04/13/2005)            2005                17.05             19.567              26,046
                                                    2006                                  21.447             466,949
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Total Bond Market Index (04/13/2005)         2005                10.96             11.180             237,631
                                                    2006                                  11.598           1,179,392
------------------------------------------------- --------- ------------------ ------------------ -------------------
    VIF Total Stock Market Index (04/13/2005)       2005                26.94             29.485               5,337
                                                    2006                                  33.876             265,291
---------------------------------------------------------------------------------------------------------------------


                                     -A:2-

APPENDIX B: Tax-Qualified Plan Disclosures

------------------------------------------- ------------------------------------
DISCLOSURE SUMMARY                          For annuity policies issued as a:
                                            |        Regular IRA

AMERITAS LIFE INSURANCE CORP.               |        SEP IRA
                                            |        SIMPLE IRA
                                            |        Roth IRA
------------------------------------------- ------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.



PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1, , so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions


Ameritas Life Insurance Corp.    - B:1-          Tax Qualified Plan Disclosures
to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married Filing Jointly    Single/Head of Household
----------------------------     ------------------------
Year          AGI                     AGI
2004     $65,000 - $ 75,000      $45,000 - $55,000
2005     $70,000 - $ 80,000      $50,000 - $60,000
2006     $75,000 - $ 85,000      $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult


                                     -B:2-
with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.
                                     -B:3-

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert

                                     -B:4-
to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -B:5-

                                    THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.


                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                          prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           e-mail: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference.

       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings", then "Companies", then type in file number 333-120972), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

------------------------------------------ -----------
                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Purchase of Securities Being Offered

------------------------------------------ -----------

Underwriters                                   2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              3

------------------------------------------ -----------

Morningstar(R) Asset Allocator Asset           4
Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    5
Licensing Agreement
Financial Statements
------------------------------------------ -----------

NLVA 6150                Last Page     SEC Registration # 811- 07661, 333-120972

Statement of Additional Information: May 1, 2007
to accompany Policy Prospectus dated:  May 1, 2007
                                              Ameritas Life Insurance Corp. Logo
AMERITAS NO-LOAD Variable Annuity (sm)

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services
Purchase of Securities Being Offered

Underwriters.......................................2
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

Other Information..................................3

Morningstar(R) Asset Allocator Asset
Allocation Program ................................4

Service Marks and Copyright........................5
Licensing Agreement
Financial Statements


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. We issue life and health insurance and annuities throughout the United States (except New York).

                                    SERVICES

The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2006, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Ameritas No-Load Variable Annuity 6150
                                   SAI: 1    Statement of Additional Information

                                  UNDERWRITERS

         The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                      --------------- --------------- ---------------
                                                               YEAR:       2004            2005            2006
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other       $62,477         $36,808        $1,192,963
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                        None            None            None
--------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter           $17,500           $608          $19,602
services.
--------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.


                                     SAI:2

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                                     SAI:3

             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                                     SAI:4

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2006, and the related statements of operations for the period then ended and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2006, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2007

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            537,481.645 shares at $2.030 per share (cost $1,021,205)                               $     1,091,088
        CVS Social International Equity Portfolio (International Equity) -
            65,092.396 shares at $21.85 per share (cost $1,306,420)                                      1,422,269
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            19,106.555 shares at $28.29 per share (cost $500,306)                                          540,524
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            11,158.798 shares at $15.38 per share (cost $169,739)                                          171,622
        CVS Social Equity Portfolio (Social Equity) -
            33,563.189 shares at $19.48 per share (cost $599,864)                                          653,811
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Income & Growth Portfolio (Income and Growth) -
            12,574.065 shares at $14.39 per share (cost $162,391)                                          180,941
        Ameritas Index 500 Portfolio (Index 500) -
            3,550.591 shares at $152.96 per share (cost $504,579)                                          543,098
        Ameritas MidCap Growth Portfolio (MidCap) -
            5,124.052 shares at $35.96 per share (cost $195,680)                                           184,261
        Ameritas Small Capitalization Portfolio (Small Cap) -
            3,477.347 shares at $33.48 per share (cost $110,080)                                           116,422
     DWS Scudder Investments VIT Funds (Scudder):
        DWS Small Cap Index VIP Portfolio (Small Cap) -
            79,350.306 shares at $16.12 per share (cost $1,114,301)                                      1,279,127
     Variable Insurance Products (Fidelity):
        VIP Overseas Portfolio: Initial Class (Overseas IC) -
            177,562.320 shares at $23.97 per share (cost $3,759,414)                                     4,256,169
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            383,161.993 shares at $12.76 per share (cost $4,762,185)                                     4,889,147
        VIP Equity Income Portfolio: Initial Class (Equity Income IC) -
            132,722.866 shares at $26.20 per share (cost $3,366,914)                                     3,477,339
              (Accumulation phase $3,527,350, Annuitization phase $49,989)
        VIP Growth Portfolio: Initial Class (Growth IC) -
            86,066.785 shares at $35.87 per share (cost $2,869,896)                                      3,087,216
        VIP High Income Portfolio: Initial Class (High Income IC) -
            155,449.882 shares at $6.35 per share (cost $999,543)                                          987,107
        VIP High Income Portfolio: Service Class (High Income SC) -
            619,026.089 shares at $6.32 per share (cost $3,961,936)                                      3,912,245


The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Variable Insurance Products (Fidelity), continued:
        VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
            499,185.812 shares at $31.47 per share (cost $15,619,258)                              $    15,709,378
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            413,058.882 shares at $31.38 per share (cost $13,055,721)                                   12,961,788
        VIP Mid Cap Portfolio: Initial Class (Mid Cap IC) -
            191,660.641 shares at $34.77 per share (cost $6,233,756)                                     6,664,040
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            59,502.608 shares at $34.59 per share (cost $1,940,364)                                      2,058,195
     AIM Variable Insurance Funds (AIM):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            6,737.301 shares at $17.41 per share (cost $110,191)                                           117,296
        AIM V.I. Global Health Care Portfolio - Series I (Health) -
            4,111.577 shares at $21.51 per share (cost $84,823)                                             88,440
        AIM V.I. Technology Portfolio - Series I (Technology) -
            9,828.774 shares at $14.02 per share (cost $127,683)                                           137,799
     Janus Aspen Series - Institutional Funds (Janus):
        Growth Portfolio (Growth) -
            5,063.775 shares at $23.12 per share (cost $97,514)                                            117,074
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            45,353.594 shares at $11.44 per share (cost $440,321)                                          518,845
        AMT Growth Portfolio (Growth) -
            12,589.994 shares at $15.73 per share (cost $154,727)                                          198,041
        AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
            19,105.420 shares at $12.76 per share (cost $248,826)                                          243,785
        AMT Partners Portfolio (Partners) -
            41,965.664 shares at $21.16 per share (cost $835,166)                                          887,993
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            528,228.239 shares at $10.09 per share (cost $5,051,661)                                     5,329,823
        OTC Portfolio (OTC) -
            315,581.230 shares at $15.39 per share (cost $4,502,598)                                     4,856,795
        Precious Metals Portfolio (Precious Metals) -
            297,393.531 shares at $12.58 per share (cost $3,546,342)                                     3,741,211
        Inverse S&P 500 Portfolio (Inv. S&P 500) -
            105,794.257 shares at $4.39 per share (cost $509,854)                                          464,437
        Government Long Bond Advantage Portfolio (Gov. Long Bond) -
            104,229.227 shares at $11.56 per share (cost $1,173,988)                                     1,204,890

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Rydex Variable Trust (Rydex), continued:
        Inverse OTC Portfolio (Inverse OTC) -
            3,054.836 shares at $19.79 per share (cost $63,458)                                    $        60,455
        Inverse Government Long Bond Portfolio (Inv. Long Bond) -
            10,891.214 shares at $21.55 per share (cost $243,185)                                          234,706
        Russell 2000 Advantage Portfolio (Russell) -
            25,408.564 shares at $41.14 per share (cost $927,479)                                        1,045,308
        Sector Rotation Portfolio (Sector Rotation) -
            95,305.287 shares at $13.47 per share (cost $1,228,877)                                      1,283,762
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            422,945.183 shares at $29.84 per share (cost $12,122,772)                                   12,620,684
              (Accumulation phase $12,582,356, Annuitization phase $38,328)
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            46,352,622.580 shares at $1.00 per share (cost $46,352,623)                                 46,352,623
              (Accumulation phase $46,153,961, Annuitization phase $198,662)
        VIF Equity Index Portfolio (Equity Index) -
            700,998.019 shares at $29.66 per share (cost $18,916,876)                                   20,791,601
        VIF Total Bond Market Index Portfolio (Total Bond) -
            1,421,322.804 shares at $11.22 per share (cost $15,567,433)                                 15,947,242
              (Accumulation phase $15,915,152, Annuitization phase $32,090) VIF
        REIT Index Portfolio (REIT Index) -
            738,856.071 shares at $24.98 per share (cost $15,746,211)                                   18,456,625
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            826,083.974 shares at $19.85 per share (cost $14,688,299)                                   16,397,767
              (Accumulation phase $16,288,405, Annuitization phase $109,362)
        VIF Total Stock Market Index Portfolio (Stock Market Index) -
            287,399.316 shares at $31.27 per share (cost $8,020,959)                                     8,986,977
              (Accumulation phase $8,877,002, Annuitization phase $109,975)
        VIF Equity Income Portfolio (Equity Income) -
            490,848.115 shares at $20.81 per share (cost $9,149,132)                                    10,214,549
        VIF Growth Portfolio (Growth) -
            619,239.421 shares at $13.15 per share (cost $7,545,965)                                     8,142,998
        VIF High Yield Bond Portfolio (High Yield Bond) -
            665,389.672 shares at $8.63 per share (cost $5,537,013)                                      5,742,313
              (Accumulation phase $5,676,816, Annuitization phase $65,497)
        VIF Balanced Portfolio (Balanced) -
            487,132.675 shares at $20.62 per share (cost $9,130,825)                                    10,044,676

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
        VIF International Portfolio (International) -
            1,477,717.117 shares at $21.56 per share (cost $26,568,721)                            $    31,859,581
              (Accumulation phase $31,709,878, Annuitization phase $149,703)
        VIF Diversified Value Portfolio (Diversified) -
            885,557.441 shares at $16.53 per share (cost $12,742,442)                                   14,638,265
              (Accumulation phase $14,591,896, Annuitization phase $46,369)
        VIF Small Company Growth Portfolio (Small Company Growth) -
            565,788.942 shares at $19.32 per share (cost $10,215,098)                                   10,931,042
     Wells Fargo Advantage Variable Trust (Wells Fargo):
        Advantage VT Discovery Portfolio (Discovery) -
            20,095.235 shares at $16.44 per share (cost $260,005)                                          330,366
        Advantage VT Opportunity Portfolio (Opportunity) -
            25,823.572 shares at $24.02 per share (cost $514,463)                                          620,282
     Classic ProFunds VP (ProFunds):
        Bull Portfolio (Bull) -
            47,826.604 shares at $30.40 per share (cost $1,417,021)                                      1,453,929
        Europe 30 Portfolio (Europe) -
            30,989.756 shares at $31.99 per share (cost $943,751)                                          991,362
        Mid-Cap Value Portfolio (Mid-Cap) -
            7,727.100 shares at $32.46 per share (cost $246,396)                                           250,822
        OTC Portfolio (OTC) -
            61,198.469 shares at $15.83 per share (cost $945,941)                                          968,772
        Small-Cap Portfolio (Small-Cap) -
            9,314.503 shares at $37.24 per share (cost $337,953)                                           346,872
        Small-Cap Value Portfolio (Small-Cap Value) -
            2,536.202 shares at $36.65 per share (cost $87,843)                                             92,952
        Classic Dow 30 Portfolio (Classic Dow) -
            20,466.446 shares at $34.26 per share (cost $697,212)                                          701,180
     Inverse ProFunds VP (ProFunds):
        Bear Portfolio (Bear) -
            5,917.566 shares at $25.78 per share (cost $151,197)                                           152,555
        Short OTC Portfolio (Short OTC) -
            7,909.041 shares at $18.17 per share (cost $141,842)                                           143,707
        Short Small-Cap Portfolio (Short Small-Cap) -
            5,271.208 shares at $14.57 per share (cost $76,711)                                             76,802
        Short Dow 30 Portfolio (Short Dow) -
            217.470 shares at $28.20 per share (cost $6,646)                                                 6,133


The accompanying notes are an integral part of these financial statements.

                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Ultra ProFunds VP (ProFunds):
        UltraMid-Cap Portfolio (UltraMid) -
            54.579 shares at $33.34 per share (cost $1,926)                                        $         1,820
        UltraOTC Portfolio (UltraOTC) -
            4,239.476 shares at $20.96 per share (cost $91,240)                                             88,859
        UltraSmall-Cap Portfolio (UltraSmall) -
            1,804.303 shares at $27.09 per share (cost $49,230)                                             48,879
        UltraBull Portfolio (UltraBull) -
            6,304.063 shares at $23.84 per share (cost $151,991)                                           150,289
     Bond Benchmarked ProFunds VP (ProFunds):
        U.S. Government Plus Portfolio (U.S. Gov. Plus) -
            4,909.428 shares at $30.20 per share (cost $154,321)                                           148,265
        Rising Rates Opportunity Portfolio (Opportunity) -
            8,804.492 shares at $20.70 per share (cost $176,898)                                           182,253
     Sector ProFunds VP (ProFunds):
        Oil & Gas Portfolio (Oil & Gas) -
            7,852.051 shares at $51.51 per share (cost $395,861)                                           404,459
        Precious Metals Portfolio (Precious Metals) -
            10,029.606 shares at $43.79 per share (cost $430,118)                                          439,196
        Real Estate Portfolio (Real Estate) -
            6,240.975 shares at $65.65 per share (cost $402,234)                                           409,720
     Access VP (ProFunds):
        High Yield Fund Portfolio (High Yield) -
            1,318.009 shares at $30.93 per share (cost $40,597)                                             40,766
     Money Market ProFunds VP (ProFunds):
        Money Market Portfolio (Money Market) -
            15,955,576.110 shares at $1.00 per share (cost $15,955,576)                                 15,955,576
     PIMCO Variable Insurance Trust (Pimco):
        CommodityRealReturn Strategy Portfolio (Commodity) -
            593,686.486 shares at $11.31 per share (cost $6,985,751)                                     6,714,594

                                                                                                  ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $   346,563,800
                                                                                                  ==================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        24,531
   Mortality and expense risk charge                                                  (3,806)
                                                                            ------------------
Net investment income(loss)                                                           20,725
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    18,824
   Net realized gain(loss) on sale of fund shares                                     11,236
                                                                            ------------------
Net realized gain(loss)                                                               30,060
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        23,813
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        74,598
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        20,725       $         5,461
   Net realized gain(loss)                                                            30,060                 5,560
   Net change in unrealized appreciation/depreciation                                 23,813                12,860
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    74,598                23,881
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               201,224                 3,700
   Subaccounts transfers (including fixed account), net                              485,607                58,353
   Transfers for policyowner benefits and terminations                              (120,488)              (32,568)
   Policyowner maintenance charges                                                      (170)                 (174)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 566,173                29,311
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               640,771                53,192
Net assets at beginning of period                                                    450,317               397,125
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,091,088       $       450,317
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                    Calvert
--------------------------------------------------------------------------------------------------------------------
  International
      Equity                                 Mid Cap                               Small Cap
-------------------                    -------------------                    ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $         7,207                        $          ----                        $          ----
          (4,710)                                (1,961)                                (1,096)
-------------------                    -------------------                    ------------------
           2,497                                 (1,961)                                (1,096)
-------------------                    -------------------                    ------------------


          66,272                                   ----                                   ----
          66,222                                  3,165                                 (3,531)
-------------------                    -------------------                    ------------------
         132,494                                  3,165                                 (3,531)
-------------------                    -------------------                    ------------------

          68,391                                 21,216                                  2,877
-------------------                    -------------------                    ------------------


 $       203,382                        $        22,420                        $        (1,750)
===================                    ===================                    ==================


        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $         2,497     $           293    $        (1,961)   $          (942)    $        (1,096)   $          (627)
         132,494              16,300              3,165              4,477              (3,531)            (3,013)
          68,391              14,352             21,216             (3,658)              2,877            (10,011)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         203,382              30,945             22,420               (123)             (1,750)           (13,651)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


         417,392              33,110            162,253             13,428             148,546              7,218
         196,392             152,669            121,701             53,581             (57,655)              (850)
         (59,277)            (48,941)            (2,094)            (6,188)            (26,282)           (26,403)
            (154)                (73)               (48)               (47)                (45)               (45)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         554,353             136,765            281,812             60,774              64,564            (20,080)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         757,735             167,710            304,232             60,651              62,814            (33,731)
         664,534             496,824            236,292            175,641             108,808            142,539
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     1,422,269     $       664,534    $       540,524    $       236,292     $       171,622    $       108,808
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                             Social Equity
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,810)
                                                                            ------------------
Net investment income(loss)                                                           (1,810)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                        561
                                                                            ------------------
Net realized gain(loss)                                                                  561
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        52,641
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        51,392
                                                                            ==================


                                                                                         Social Equity
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,810)      $           (58)
   Net realized gain(loss)                                                               561                     1
   Net change in unrealized appreciation/depreciation                                 52,641                 1,307
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    51,392                 1,250
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               245,231                43,478
   Subaccounts transfers (including fixed account), net                              264,455                52,988
   Transfers for policyowner benefits and terminations                                (4,975)                 ----
   Policyowner maintenance charges                                                        (8)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 504,703                96,466
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               556,095                97,716
Net assets at beginning of period                                                     97,716                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       653,811       $        97,716
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                   Ameritas
--------------------------------------------------------------------------------------------------------------------
Income and Growth                           Index 500                               MidCap
-------------------                    -------------------                    ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $         1,461                        $         8,509                        $          ----
          (1,030)                                (3,096)                                (1,358)
-------------------                    -------------------                    ------------------
             431                                  5,413                                 (1,358)
-------------------                    -------------------                    ------------------


            ----                                   ----                                 20,446
           7,303                                 33,584                                    629
-------------------                    -------------------                    ------------------
           7,303                                 33,584                                 21,075
-------------------                    -------------------                    ------------------

          17,144                                 32,867                                (15,743)
-------------------                    -------------------                    ------------------


 $        24,878                        $        71,864                        $         3,974
===================                    ===================                    ==================

          Income and Growth                          Index 500                               MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           431     $           420    $         5,413    $         8,327     $        (1,358)   $        (1,397)
           7,303                  68             33,584             34,904              21,075             44,091
          17,144               1,408             32,867            (78,885)            (15,743)           (31,593)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          24,878               1,896             71,864            (35,654)              3,974             11,101
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          11,498                  59              2,471              1,172               3,968              8,155
           8,915             144,966            (86,948)          (756,554)           (157,710)           (26,717)
          (7,752)             (3,433)           (10,508)           (38,261)             (4,085)           (10,199)
             (72)                (14)              (178)              (319)               (104)              (117)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          12,589             141,578            (95,163)          (793,962)           (157,931)           (28,878)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          37,467             143,474            (23,299)          (829,616)           (153,957)           (17,777)
         143,474                ----            566,397          1,396,013             338,218            355,995
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $       180,941     $       143,474    $       543,098    $       566,397     $       184,261    $       338,218
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                               Small Cap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (534)
                                                                            ------------------
Net investment income(loss)                                                             (534)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      3,640
                                                                            ------------------
Net realized gain(loss)                                                                3,640
                                                                            ------------------

Change in unrealized appreciation/depreciation                                         3,491
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         6,597
                                                                            ==================


                                                                                           Small Cap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (534)      $          (334)
   Net realized gain(loss)                                                             3,640                   675
   Net change in unrealized appreciation/depreciation                                  3,491                (4,924)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     6,597                (4,583)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                               70,130              (110,828)
   Transfers for policyowner benefits and terminations                                  ----                   125
   Policyowner maintenance charges                                                       (20)                  (11)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  70,110              (110,714)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                76,707              (115,297)
Net assets at beginning of period                                                     39,715               155,012
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       116,422       $        39,715
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                Scudder                                                  Fidelity
 ------------------------------------- -----------------------------------------------------------------------------
     Small Cap                            Overseas IC                         Inv. Grade Bond IC
 ------------------                    -------------------                    ------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $         9,640                       $         1,266                        $        73,457
           (7,253)                              (10,389)                               (17,308)
 ------------------                    -------------------                    -------------------
            2,387                                (9,123)                                56,149
 ------------------                    -------------------                    -------------------


           64,489                                   880                                  4,399
           39,018                                   579                                (24,864)
 ------------------                    -------------------                    -------------------
          103,507                                 1,459                                (20,465)
 ------------------                    -------------------                    -------------------

           75,275                               496,647                                138,419
 ------------------                    -------------------                    -------------------


  $       181,169                       $       488,983                        $       174,103
 ==================                    ===================                    ===================


               Small Cap                            Overseas IC                        Inv. Grade Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $         2,387    $           282    $        (9,123)    $            (1)   $        56,149    $        36,231
          103,507             37,342              1,459                ----            (20,465)             3,787
           75,275             22,926            496,647                 109            138,419            (16,874)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          181,169             60,550            488,983                 108            174,103             23,144
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           10,197             40,956          2,146,515               4,805          2,331,624            256,328
         (199,706)           244,220          1,615,543              40,275            893,458            405,391
          (90,345)           (63,293)           (40,051)               ----            (77,930)           (48,444)
             (285)              (345)                (9)               ----               (342)              (252)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (280,139)           221,538          3,721,998              45,080          3,146,810            613,023
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (98,970)           282,088          4,210,981              45,188          3,320,913            636,167
        1,378,097          1,096,009             45,188                ----          1,568,234            932,067
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     1,279,127    $     1,378,097    $     4,256,169     $        45,188    $     4,889,147    $     1,568,234
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                            Equity Income IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        51,328
   Mortality and expense risk charge                                                  (7,451)
                                                                            ------------------
Net investment income(loss)                                                           43,877
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   217,201
   Net realized gain(loss) on sale of fund shares                                      7,053
                                                                            ------------------
Net realized gain(loss)                                                              224,254
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       109,917
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       378,048
                                                                            ==================


                                                                                       Equity Income IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        43,877       $           (19)
   Net realized gain(loss)                                                           224,254                     1
   Net change in unrealized appreciation/depreciation                                109,917                   508
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   378,048                   490
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             1,936,388                27,351
   Subaccounts transfers (including fixed account), net                            1,296,516                  (290)
   Transfers for policyowner benefits and terminations                              (161,156)                 ----
   Policyowner maintenance charges                                                        (8)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               3,071,740                27,061
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             3,449,788                27,551
Net assets at beginning of period                                                     27,551                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     3,477,339       $        27,551
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        Fidelity
 -------------------------------------------------------------------------------------------------------------------
     Growth IC                           High Income IC                         High Income SC
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $            70                       $        72,620                        $       289,407
           (6,987)                               (2,465)                               (20,211)
 ------------------                    -------------------                    -------------------
           (6,917)                               70,155                                269,196
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
            9,444                                 5,391                               (290,441)
 ------------------                    -------------------                    -------------------
            9,444                                 5,391                               (290,441)
 ------------------                    -------------------                    -------------------

          217,196                               (10,438)                               413,731
 ------------------                    -------------------                    -------------------


  $       219,723                       $        65,108                        $       392,486
 ==================                    ===================                    ===================

               Growth IC                          High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (6,917)   $            (8)   $        70,155     $         2,305    $       269,196    $       565,094
            9,444                  1              5,391                ----           (290,441)           406,697
          217,196                124            (10,438)             (1,999)           413,731           (757,175)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          219,723                117             65,108                 306            392,486            214,616
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,835,214             12,876            337,656              14,333                318                270
        1,106,591               (301)           589,254              17,650         (4,029,623)          (348,581)
          (86,999)              ----            (37,200)               ----           (319,238)           (96,267)
               (5)              ----               ----                ----               (112)              (200)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        2,854,801             12,575            889,710              31,983         (4,348,655)          (444,778)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        3,074,524             12,692            954,818              32,289         (3,956,169)          (230,162)
           12,692               ----             32,289                ----          7,868,414          8,098,576
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     3,087,216    $        12,692    $       987,107     $        32,289    $     3,912,245    $     7,868,414
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                               Contrafund
                                                                                   IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $       123,549
   Mortality and expense risk charge                                                 (40,217)
                                                                            ------------------
Net investment income(loss)                                                           83,332
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                 1,125,436
   Net realized gain(loss) on sale of fund shares                                     26,099
                                                                            ------------------
Net realized gain(loss)                                                            1,151,535
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        64,442
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     1,299,309
                                                                            ==================


                                                                                         Contrafund IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        83,332       $          (597)
   Net realized gain(loss)                                                         1,151,535                    64
   Net change in unrealized appreciation/depreciation                                 64,442                25,678
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 1,299,309                25,145
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             8,208,843               350,343
   Subaccounts transfers (including fixed account), net                            5,735,655               330,622
   Transfers for policyowner benefits and terminations                              (239,102)               (1,366)
   Policyowner maintenance charges                                                       (71)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              13,705,325               679,599
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            15,004,634               704,744
Net assets at beginning of period                                                    704,744                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    15,709,378       $       704,744
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
   Contrafund SC                           Mid Cap IC                             Mid Cap SC
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $       100,997                       $         1,406                        $         6,475
          (37,051)                              (16,516)                               (14,673)
 ------------------                    -------------------                    -------------------
           63,946                               (15,110)                                (8,198)
 ------------------                    -------------------                    -------------------


          960,224                                47,613                                292,313
          329,254                                 3,358                                532,147
 ------------------                    -------------------                    -------------------
        1,289,478                                50,971                                824,460
 ------------------                    -------------------                    -------------------

         (434,910)                              415,106                               (308,490)
 ------------------                    -------------------                    -------------------


  $       918,514                       $       450,967                        $       507,772
 ==================                    ===================                    ===================

             Contrafund SC                          Mid Cap IC                             Mid Cap SC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        63,946    $        (7,812)   $       (15,110)    $          (307)   $        (8,198)   $       (21,408)
        1,289,478             76,818             50,971                   9            824,460            474,571
         (434,910)           244,924            415,106              15,179           (308,490)           (37,657)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          918,514            313,930            450,967              14,881            507,772            415,506
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           90,586             10,102          4,353,088             112,219             74,314             17,204
        9,162,202          1,971,147          1,660,085             165,951         (4,342,245)        (2,093,973)
         (536,637)          (173,913)           (93,096)               ----           (145,584)          (205,997)
           (1,027)              (448)               (55)               ----               (617)              (609)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        8,715,124          1,806,888          5,920,022             278,170         (4,414,132)        (2,283,375)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        9,633,638          2,120,818          6,370,989             293,051         (3,906,360)        (1,867,869)
        3,328,150          1,207,332            293,051                ----          5,964,555          7,832,424
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    12,961,788    $     3,328,150    $     6,664,040     $       293,051    $     2,058,195    $     5,964,555
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                            ----------------------------------------

                                                                                Financial
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         1,485
   Mortality and expense risk charge                                                    (393)
                                                                            ------------------
Net investment income(loss)                                                            1,092
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       574
   Net realized gain(loss) on sale of fund shares                                      6,560
                                                                            ------------------
Net realized gain(loss)                                                                7,134
                                                                            ------------------

Change in unrealized appreciation/depreciation                                           370
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         8,596
                                                                            ==================


                                                                                           Financial
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         1,092       $         1,146
   Net realized gain(loss)                                                             7,134                   649
   Net change in unrealized appreciation/depreciation                                    370                 3,311
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     8,596                 5,106
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   880                 3,580
   Subaccounts transfers (including fixed account), net                               (4,709)               32,989
   Transfers for policyowner benefits and terminations                                  (263)              (11,156)
   Policyowner maintenance charges                                                       (96)                 (131)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  (4,188)               25,282
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                 4,408                30,388
Net assets at beginning of period                                                    112,888                82,500
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       117,296       $       112,888
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                     AIM                                                      Janus
 ---------------------------------------------------------------------------- --------------------------------------

      Health                               Technology                               Growth
 -------------------                   -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $          ----                       $          ----                        $         4,158
             (712)                                 (777)                                (4,836)
 ------------------                    -------------------                    -------------------
             (712)                                 (777)                                  (678)
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
            8,267                                11,833                                 80,142
 ------------------                    -------------------                    -------------------
            8,267                                11,833                                 80,142
 ------------------                    -------------------                    -------------------

           (5,033)                                5,831                                (90,608)
 ------------------                    -------------------                    -------------------


  $         2,522                       $        16,887                        $       (11,144)
 ==================                    ===================                    ===================

                Health                              Technology                               Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $          (712)   $        (1,096)   $          (777)    $          (561)   $          (678)   $        (2,283)
            8,267             21,674             11,833               1,439             80,142              1,032
           (5,033)             2,616              5,831              (3,445)           (90,608)            67,444
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            2,522             23,194             16,887              (2,567)           (11,144)            66,193
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


              823              7,048              1,850               5,300               ----              1,968
           (3,484)           (36,660)           (82,665)             90,698         (1,272,910)           724,295
          (21,403)              (490)            (2,670)             (6,398)           (29,999)           (24,232)
              (55)               (78)               (66)                (77)              (127)              (239)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (24,119)           (30,180)           (83,551)             89,523         (1,303,036)           701,792
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (21,597)            (6,986)           (66,664)             86,956         (1,314,180)           767,985
          110,037            117,023            204,463             117,507          1,431,254            663,269
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        88,440    $       110,037    $       137,799     $       204,463    $       117,074    $     1,431,254
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         4,301
   Mortality and expense risk charge                                                  (2,756)
                                                                            ------------------
Net investment income(loss)                                                            1,545
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     22,083
                                                                            ------------------
Net realized gain(loss)                                                               22,083
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        27,368
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        50,996
                                                                            ==================


                                                                                           Balanced
                                                                             ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         1,545       $         1,343
   Net realized gain(loss)                                                            22,083                16,710
   Net change in unrealized appreciation/depreciation                                 27,368                (2,635)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    50,996                15,418
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 2,627                 2,343
   Subaccounts transfers (including fixed account), net                               (1,305)             (422,703)
   Transfers for policyowner benefits and terminations                               (25,880)              (16,551)
   Policyowner maintenance charges                                                      (279)                 (308)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (24,837)             (437,219)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                26,159              (421,801)
Net assets at beginning of period                                                    492,686               914,487
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       518,845       $       492,686
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                                     Neuberger Berman
 -------------------------------------------------------------------------------------------------------------------
                                             Limited
      Growth                              Maturity Bond                             Partners
 -------------------                    ------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $          ----                       $         9,683                        $         8,191
           (1,233)                               (1,634)                                (6,193)
 ------------------                    -------------------                    -------------------
           (1,233)                                8,049                                  1,998
 ------------------                    -------------------                    -------------------


             ----                                  ----                                126,157
           21,942                                (4,384)                                58,819
 ------------------                    -------------------                    -------------------
           21,942                                (4,384)                               184,976
 ------------------                    -------------------                    -------------------

            2,080                                 6,928                                (92,662)
 ------------------                    -------------------                    -------------------


  $        22,789                       $        10,593                        $        94,312
 ==================                    ===================                    ===================

                Growth                         Limited Maturity Bond                        Partners
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (1,233)   $        (1,229)   $         8,049     $         7,288    $         1,998    $         5,820
           21,942             22,902             (4,384)               (471)           184,976             51,404
            2,080             (8,690)             6,928              (3,886)           (92,662)            74,962
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           22,789             12,983             10,593               2,931             94,312            132,186
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            4,583              6,250                 72               1,424             11,337              2,177
          (44,939)           (65,847)          (111,977)             69,168           (442,583)           541,166
          (18,498)           (37,498)           (14,170)                (43)           (60,779)            (6,243)
             (212)              (219)               (56)                (76)              (419)              (341)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (59,066)           (97,314)          (126,131)             70,473           (492,444)           536,759
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (36,277)           (84,331)          (115,538)             73,404           (398,132)           668,945
          234,318            318,649            359,323             285,919          1,286,125            617,180
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       198,041    $       234,318    $       243,785     $       359,323    $       887,993    $     1,286,125
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                                  Nova
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        56,938
   Mortality and expense risk charge                                                 (19,747)
                                                                            ------------------
Net investment income(loss)                                                           37,191
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    167,293
                                                                            ------------------
Net realized gain(loss)                                                              167,293
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       203,014
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       407,498
                                                                            ==================


                                                                                             Nova
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        37,191       $           781
   Net realized gain(loss)                                                           167,293               951,501
   Net change in unrealized appreciation/depreciation                                203,014              (437,308)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   407,498               514,974
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                19,386                94,305
   Subaccounts transfers (including fixed account), net                              479,468            (4,887,324)
   Transfers for policyowner benefits and terminations                              (725,151)             (475,078)
   Policyowner maintenance charges                                                      (440)                 (664)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (226,737)           (5,268,761)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               180,761            (4,753,787)
Net assets at beginning of period                                                  5,149,062             9,902,849
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     5,329,823       $     5,149,062
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         Rydex
--------------------------------------------------------------------------------------------------------------------
        OTC                             Precious Metals                          Inv. S&P 500
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $          ----                       $          ----                        $        41,837
          (12,339)                              (13,340)                                (9,453)
 ------------------                    -------------------                    -------------------
          (12,339)                              (13,340)                                32,384
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
          (21,524)                              373,805                               (320,854)
 ------------------                    -------------------                    -------------------
          (21,524)                              373,805                               (320,854)
 ------------------                    -------------------                    -------------------

          328,734                                61,793                                (49,990)
 ------------------                    -------------------                    -------------------


  $       294,871                       $       422,258                        $      (338,460)
 ==================                    ===================                    ===================

                  OTC                             Precious Metals                         Inv. S&P 500
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       (12,339)   $       (10,505)   $       (13,340)    $        (6,809)   $        32,384    $       (18,738)
          (21,524)            54,484            373,805              65,172           (320,854)           163,523
          328,734           (139,281)            61,793             166,411            (49,990)             6,157
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          294,871            (95,302)           422,258             224,774           (338,460)           150,942
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          245,874             27,836            998,690             106,083             99,282            724,399
         (165,064)           864,996          1,017,351              47,962            (47,773)           505,677
         (415,450)           (51,959)          (162,507)            (78,613)          (175,583)          (664,451)
             (295)              (293)              (418)               (365)              (274)              (407)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (334,935)           840,580          1,853,116              75,067           (124,348)           565,218
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (40,064)           745,278          2,275,374             299,841           (462,808)           716,160
        4,896,859          4,151,581          1,465,837           1,165,996            927,245            211,085
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     4,856,795    $     4,896,859    $     3,741,211     $     1,465,837    $       464,437    $       927,245
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------
                                                                                  Gov.
                                                                               Long Bond
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        25,827
   Mortality and expense risk charge                                                  (3,899)
                                                                            ------------------
Net investment income(loss)                                                           21,928
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (13,884)
                                                                            ------------------
Net realized gain(loss)                                                              (13,884)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        21,794
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        29,838
                                                                            ==================


                                                                                        Gov. Long Bond
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        21,928       $        13,270
   Net realized gain(loss)                                                           (13,884)              (94,005)
   Net change in unrealized appreciation/depreciation                                 21,794                 8,818
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    29,838               (71,917)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                93,725                 1,890
   Subaccounts transfers (including fixed account), net                              696,858               627,806
   Transfers for policyowner benefits and terminations                              (114,097)              (86,678)
   Policyowner maintenance charges                                                       (45)                 (112)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 676,441               542,906
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               706,279               470,989
Net assets at beginning of period                                                    498,611                27,622
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,204,890       $       498,611
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      Rydex
--------------------------------------------------------------------------------------------------------------------
    Inverse OTC                          Inv. Long Bond                            Russell
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $         1,289                       $         9,191                        $         2,812
             (460)                                 (747)                                (2,688)
 ------------------                    -------------------                    -------------------
              829                                 8,444                                    124
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
          (12,077)                                 (108)                                19,717
 ------------------                    -------------------                    -------------------
          (12,077)                                 (108)                                19,717
 ------------------                    -------------------                    -------------------

           (3,004)                               (8,480)                               119,343
 ------------------                    -------------------                    -------------------


  $       (14,252)                      $          (144)                       $       139,184
 ==================                    ===================                    ===================

              Inverse OTC                         Inv. Long Bond                             Russell
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $           829    $          (284)   $         8,444     $          ----    $           124    $           292
          (12,077)           (35,116)              (108)               ----             19,717            (52,013)
           (3,004)                 1             (8,480)               ----            119,343             (1,513)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (14,252)           (35,399)              (144)               ----            139,184            (53,234)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           59,643               ----            111,480                ----            481,445              4,215
           15,680             35,399            128,363                ----            351,828            130,389
             (616)              ----             (4,988)               ----             (8,500)              ----
             ----               ----                 (5)               ----                (19)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           74,707             35,399            234,850                ----            824,754            134,604
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           60,455               ----            234,706                ----            963,938             81,370
             ----               ----               ----                ----             81,370               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        60,455    $          ----    $       234,706     $          ----    $     1,045,308    $        81,370
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------
                                                                            Sector Rotation
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (4,015)
                                                                            ------------------
Net investment income(loss)                                                           (4,015)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    61,925
   Net realized gain(loss) on sale of fund shares                                       (541)
                                                                            ------------------
Net realized gain(loss)                                                               61,384
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        50,327
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       107,696
                                                                            ==================


                                                                                        Sector Rotation
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (4,015)      $           (87)
   Net realized gain(loss)                                                            61,384                     3
   Net change in unrealized appreciation/depreciation                                 50,327                 4,557
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   107,696                 4,473
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               513,904               106,349
   Subaccounts transfers (including fixed account), net                              586,100                  ----
   Transfers for policyowner benefits and terminations                               (34,756)                 ----
   Policyowner maintenance charges                                                        (4)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               1,065,244               106,349
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,172,940               110,822
Net assets at beginning of period                                                    110,822                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,283,762       $       110,822
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.


             Third Avenue                                                Vanguard
 ------------------------------------- -----------------------------------------------------------------------------

       Value                              Money Market                           Equity Index
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $       144,705                       $     2,238,780                        $        51,757
          (54,809)                             (244,921)                               (50,098)
 ------------------                    -------------------                    -------------------
           89,896                             1,993,859                                  1,659
 ------------------                    -------------------                    -------------------


          492,882                                  ----                                200,559
        1,004,939                                  ----                                 23,035
 ------------------                    -------------------                    -------------------
        1,497,821                                  ----                                223,594
 ------------------                    -------------------                    -------------------

         (198,702)                                 ----                              1,738,482
 ------------------                    -------------------                    -------------------


  $     1,389,015                       $     1,993,859                        $     1,963,735
 ==================                    ===================                    ===================

                 Value                             Money Market                           Equity Index
 ------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        89,896    $        44,480    $     1,993,859     $       769,504    $         1,659    $        18,226
        1,497,821            476,013               ----                ----            223,594             95,427
         (198,702)           196,013               ----                ----          1,738,482             (3,502)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,389,015            716,506          1,993,859             769,504          1,963,735            110,151
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        3,213,158            521,273         94,094,016          24,264,319          9,459,405            594,908
         (558,691)         3,902,069        (61,493,335)        (14,414,615)         6,705,828            572,056
         (420,930)          (503,438)       (10,095,623)         (6,002,483)          (291,456)           (62,058)
           (1,369)            (1,225)            (3,896)             (3,449)              (665)              (563)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        2,232,168          3,918,679         22,501,162           3,843,772         15,873,112          1,104,343
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        3,621,183          4,635,185         24,495,021           4,613,276         17,836,847          1,214,494
        8,999,501          4,364,316         21,857,602          17,244,326          2,954,754          1,740,260
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    12,620,684    $     8,999,501    $    46,352,623     $    21,857,602    $    20,791,601    $     2,954,754
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                               Total Bond
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $       208,490
   Mortality and expense risk charge                                                 (50,460)
                                                                            ------------------
Net investment income(loss)                                                          158,030
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      1,283
                                                                            ------------------
Net realized gain(loss)                                                                1,283
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       365,339
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       524,652
                                                                            ==================

                                                                                          Total Bond
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       158,030       $        45,016
   Net realized gain(loss)                                                             1,283                (2,337)
   Net change in unrealized appreciation/depreciation                                365,339                 8,926
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   524,652                51,605
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             6,431,073             1,088,098
   Subaccounts transfers (including fixed account), net                            4,518,600             3,105,399
   Transfers for policyowner benefits and terminations                              (407,815)             (108,385)
   Policyowner maintenance charges                                                      (605)                 (279)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              10,541,253             4,084,833
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            11,065,905             4,136,438
Net assets at beginning of period                                                  4,881,337               744,899
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    15,947,242       $     4,881,337
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------
    REIT Index                              Mid-Cap                           Stock Market Index
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $        63,368                       $        22,163                        $         4,274
          (48,030)                              (45,380)                               (22,720)
 ------------------                    -------------------                    -------------------
           15,338                               (23,217)                               (18,446)
 ------------------                    -------------------                    -------------------


          200,666                                85,328                                 33,747
           97,449                                56,566                                 20,182
 ------------------                    -------------------                    -------------------
          298,115                               141,894                                 53,929
 ------------------                    -------------------                    -------------------

        2,544,279                             1,520,642                                963,878
 ------------------                    -------------------                    -------------------


  $     2,857,732                       $     1,639,319                        $       999,361
 ==================                    ===================                    ===================

              REIT Index                              Mid-Cap                          Stock Market Index
 ------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        15,338    $        47,282    $       (23,217)    $         2,743    $       (18,446)   $          (100)
          298,115            125,585            141,894              55,013             53,929                  2
        2,544,279            (86,401)         1,520,642              84,760            963,878              2,140
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        2,857,732             86,466          1,639,319             142,516            999,361              2,042
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        8,870,756            442,523          9,160,178             492,871          5,200,731             54,470
        4,859,473           (159,432)         4,387,847             203,844          2,694,016            100,834
         (416,100)          (100,696)          (395,177)            (41,813)           (64,477)              ----
             (530)              (363)              (448)               (327)              ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       13,313,599            182,032         13,152,400             654,575          7,830,270            155,304
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       16,171,331            268,498         14,791,719             797,091          8,829,631            157,346
        2,285,294          2,016,796          1,606,048             808,957            157,346               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    18,456,625    $     2,285,294    $    16,397,767     $     1,606,048    $     8,986,977    $       157,346
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------
                                                                             Equity Income
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        86,941
   Mortality and expense risk charge                                                 (32,136)
                                                                            ------------------
Net investment income(loss)                                                           54,805
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   143,291
   Net realized gain(loss) on sale of fund shares                                     27,208
                                                                            ------------------
Net realized gain(loss)                                                              170,499
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     1,032,352
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     1,257,656
                                                                            ==================


                                                                                         Equity Income
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        54,805       $        37,961
   Net realized gain(loss)                                                           170,499               111,872
   Net change in unrealized appreciation/depreciation                              1,032,352               (57,553)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 1,257,656                92,280
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             2,962,619               328,014
   Subaccounts transfers (including fixed account), net                            3,336,019             1,072,700
   Transfers for policyowner benefits and terminations                              (150,592)             (104,352)
   Policyowner maintenance charges                                                      (429)                 (358)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               6,147,617             1,296,004
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             7,405,273             1,388,284
Net assets at beginning of period                                                  2,809,276             1,420,992
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    10,214,549       $     2,809,276
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       Vanguard
 -------------------------------------------------------------------------------------------------------------------
      Growth                            High Yield Bond                              Balanced
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $         4,645                       $       142,598                        $        17,599
          (23,034)                              (19,525)                               (25,479)
 ------------------                    -------------------                    -------------------
          (18,389)                              123,073                                 (7,880)
 ------------------                    -------------------                    -------------------


             ----                                  ----                                 21,740
           96,725                                (6,732)                                22,620
 ------------------                    -------------------                    -------------------
           96,725                                (6,732)                                44,360
 ------------------                    -------------------                    -------------------

          516,312                               233,983                                913,193
 ------------------                    -------------------                    -------------------


  $       594,648                       $       350,324                        $       949,673
 ==================                    ===================                    ===================

                Growth                            High Yield Bond                           Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       (18,389)   $        (1,759)   $       123,073     $       100,474    $        (7,880)   $          (108)
           96,725              2,998             (6,732)            (19,499)            44,360                  1
          516,312             70,021            233,983             (42,853)           913,193                659
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          594,648             71,260            350,324              38,122            949,673                552
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        4,676,630             67,062          2,351,668             196,304          5,438,392             27,675
          817,686          1,838,281          1,352,661             804,110          3,777,142            151,178
         (122,931)           (36,938)          (238,442)            (38,449)          (299,885)              ----
             (169)              (118)              (274)               (255)               (51)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        5,371,216          1,868,287          3,465,613             961,710          8,915,598            178,853
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        5,965,864          1,939,547          3,815,937             999,832          9,865,271            179,405
        2,177,134            237,587          1,926,376             926,544            179,405               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     8,142,998    $     2,177,134    $     5,742,313     $     1,926,376    $    10,044,676    $       179,405
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                             International
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        86,923
   Mortality and expense risk charge                                                 (89,054)
                                                                            ------------------
Net investment income(loss)                                                           (2,131)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    71,119
   Net realized gain(loss) on sale of fund shares                                    132,524
                                                                            ------------------
Net realized gain(loss)                                                              203,643
                                                                            ------------------

Change in unrealized appreciation/depreciation                                     4,452,060
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     4,653,572
                                                                            ==================


                                                                                         International
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,131)      $        17,378
   Net realized gain(loss)                                                           203,643                35,694
   Net change in unrealized appreciation/depreciation                              4,452,060               637,808
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 4,653,572               690,880
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                            15,243,450               805,442
   Subaccounts transfers (including fixed account), net                            6,616,070             2,928,010
   Transfers for policyowner benefits and terminations                              (918,722)             (106,085)
   Policyowner maintenance charges                                                    (1,226)                 (684)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              20,939,572             3,626,683
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            25,593,144             4,317,563
Net assets at beginning of period                                                  6,266,437             1,948,874
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    31,859,581       $     6,266,437
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                   Vanguard                                                 Wells Fargo
 ---------------------------------------------------------------------------- --------------------------------------
                                          Small Company
    Diversified                               Growth                               Discovery
 ------------------                     ------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                     ------------------                    -------------------
  $        83,155                        $         6,053                       $          ----
          (45,959)                               (30,148)                               (1,556)
 ------------------                     ------------------                    -------------------
           37,196                                (24,095)                               (1,556)
 ------------------                     ------------------                    -------------------


           54,481                                186,444                                  ----
          134,012                                 23,315                                 2,940
 ------------------                     ------------------                    -------------------
          188,493                                209,759                                 2,940
 ------------------                     ------------------                    -------------------

        1,577,972                                614,070                                37,309
 ------------------                     ------------------                    -------------------


  $     1,803,661                        $       799,734                       $        38,693
 ==================                     ==================                    ===================

              Diversified                       Small Company Growth                        Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        37,196    $        23,715     $       (24,095)   $        (4,607)   $        (1,556)   $          (943)
          188,493             62,495             209,759             42,033              2,940              1,571
        1,577,972            143,973             614,070             42,114             37,309             33,053
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,803,661            230,183             799,734             79,540             38,693             33,681
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        5,484,941            206,449           6,592,586            309,279              2,280                820
        4,064,070          1,307,035           2,365,244            447,865             50,999            215,377
         (499,613)          (132,053)           (269,696)            (5,781)            (3,634)            (7,514)
             (831)              (583)               (341)              (275)              (192)              (144)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        9,048,567          1,380,848           8,687,793            751,088             49,453            208,539
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       10,852,228          1,611,031           9,487,527            830,628             88,146            242,220
        3,786,037          2,175,006           1,443,515            612,887            242,220               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $    14,638,265    $     3,786,037     $    10,931,042    $     1,443,515    $       330,366    $       242,220
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Wells Fargo
                                                                            ----------------------------------------

                                                                              Opportunity
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (3,623)
                                                                            ------------------
Net investment income(loss)                                                           (3,623)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    66,110
   Net realized gain(loss) on sale of fund shares                                     61,188
                                                                            ------------------
Net realized gain(loss)                                                              127,298
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (44,868)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        78,807
                                                                            ==================

                                                                                          Opportunity
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (3,623)      $        (4,244)
   Net realized gain(loss)                                                           127,298                35,444
   Net change in unrealized appreciation/depreciation                                (44,868)               14,880
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    78,807                46,080
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 6,775                13,605
   Subaccounts transfers (including fixed account), net                             (235,742)             (130,297)
   Transfers for policyowner benefits and terminations                               (27,197)              (14,812)
   Policyowner maintenance charges                                                      (243)                 (306)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (256,407)             (131,810)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (177,600)              (85,730)
Net assets at beginning of period                                                    797,882               883,612
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       620,282       $       797,882
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        ProFunds
 -------------------------------------------------------------------------------------------------------------------

       Bull                                  Europe                                Mid-Cap
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $         2,174                       $           676                        $            23
           (7,618)                               (3,002)                                (3,703)
 ------------------                    -------------------                    -------------------
           (5,444)                               (2,326)                                (3,680)
 ------------------                    -------------------                    -------------------


           42,611                                 3,862                                 17,942
           60,768                                 1,687                                 13,206
 ------------------                    -------------------                    -------------------
          103,379                                 5,549                                 31,148
 ------------------                    -------------------                    -------------------

           31,700                                47,447                                 (3,690)
 ------------------                    -------------------                    -------------------


  $       129,635                       $        50,670                        $        23,778
 ==================                    ===================                    ===================

                 Bull                                 Europe                                 Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (5,444)   $          (570)   $        (2,326)    $            29    $        (3,680)   $          (927)
          103,379             11,963              5,549              (5,397)            31,148             (1,142)
           31,700              5,207             47,447                 164             (3,690)             8,116
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          129,635             16,600             50,670              (5,204)            23,778              6,047
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          220,840               ----            182,543               1,660               ----              1,660
          606,427            545,015            784,265               9,308           (228,391)           504,216
          (39,638)           (24,950)           (31,880)               ----            (30,046)           (26,442)
             ----               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          787,629            520,065            934,928              10,968           (258,437)           479,434
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          917,264            536,665            985,598               5,764           (234,659)           485,481
          536,665               ----              5,764                ----            485,481               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $     1,453,929    $       536,665    $       991,362     $         5,764    $       250,822    $       485,481
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                  OTC
                                                                            -----------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (2,645)
                                                                            ------------------
Net investment income(loss)                                                           (2,645)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      3,618
                                                                            ------------------
Net realized gain(loss)                                                                3,618
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        37,552
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        38,525
                                                                            ==================


                                                                                              OTC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,645)      $        (1,541)
   Net realized gain(loss)                                                             3,618                   434
   Net change in unrealized appreciation/depreciation                                 37,552               (14,722)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    38,525               (15,829)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                21,550                  ----
   Subaccounts transfers (including fixed account), net                              325,799               616,146
   Transfers for policyowner benefits and terminations                               (16,585)                 (834)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 330,764               615,312
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               369,289               599,483
Net assets at beginning of period                                                    599,483                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       968,772       $       599,483
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
  -------------------------------------------------------------------------------------------------------------------
     Small-Cap                          Small-Cap Value                           Classic Dow
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $          ----                       $          ----                        $          ----
           (5,112)                                 (935)                                (1,769)
 ------------------                    -------------------                    -------------------
           (5,112)                                 (935)                                (1,769)
 ------------------                    -------------------                    -------------------


            1,700                                 1,003                                   ----
          111,891                                34,458                                  3,477
 ------------------                    -------------------                    -------------------
          113,591                                35,461                                  3,477
 ------------------                    -------------------                    -------------------

           12,508                                 5,115                                  3,968
 ------------------                    -------------------                    -------------------


  $       120,987                       $        39,641                        $         5,676
 ==================                    ===================                    ===================

               Small-Cap                          Small-Cap Value                          Classic Dow
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (5,112)   $        (1,683)   $          (935)    $            (5)   $        (1,769)   $          ----
          113,591             11,350             35,461                ----              3,477               ----
           12,508             (3,589)             5,115                  (5)             3,968               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          120,987              6,078             39,641                 (10)             5,676               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           21,550               ----             14,293                ----               ----               ----
         (168,725)           438,319           (398,540)            439,068            711,776               ----
          (44,851)           (26,486)            (1,500)               ----            (16,272)              ----
             ----               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (192,026)           411,833           (385,747)            439,068            695,504               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (71,039)           417,911           (346,106)            439,058            701,180               ----
          417,911               ----            439,058                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       346,872    $       417,911    $        92,952     $       439,058    $       701,180    $          ----
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                  Bear
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         2,731
   Mortality and expense risk charge                                                  (2,982)
                                                                            ------------------
Net investment income(loss)                                                             (251)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      4,052
                                                                            ------------------
Net realized gain(loss)                                                                4,052
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (17,241)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (13,440)
                                                                            ==================


                                                                                             Bear
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (251)      $          (613)
   Net realized gain(loss)                                                             4,052                (2,774)
   Net change in unrealized appreciation/depreciation                                (17,241)               18,599
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (13,440)               15,212
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                33,304
   Subaccounts transfers (including fixed account), net                           (1,432,916)            1,611,948
   Transfers for policyowner benefits and terminations                               (61,553)                 ----
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (1,494,469)            1,645,252
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (1,507,909)            1,660,464
Net assets at beginning of period                                                  1,660,464                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       152,555       $     1,660,464
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                    ProFunds
 -------------------------------------------------------------------------------------------------------------------

     Short OTC                          Short Small-Cap                            Short Dow
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $        12,897                       $           612                        $          ----
           (4,848)                               (1,779)                                (2,998)
 ------------------                    -------------------                    -------------------
            8,049                                (1,167)                                (2,998)
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
          (47,241)                               86,287                                (76,822)
 ------------------                    -------------------                    -------------------
          (47,241)                               86,287                                (76,822)
 ------------------                    -------------------                    -------------------

           (3,159)                                   91                                   (513)
 ------------------                    -------------------                    -------------------


  $       (42,351)                      $        85,211                        $       (80,333)
 ==================                    ===================                    ===================


               Short OTC                          Short Small-Cap                           Short Dow
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $         8,049    $          (763)   $        (1,167)    $          (405)   $        (2,998)   $          ----
          (47,241)           (31,598)            86,287             (13,422)           (76,822)              ----
           (3,159)             5,023                 91                ----               (513)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (42,351)           (27,338)            85,211             (13,827)           (80,333)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               ----               ----                ----               ----               ----
           21,212            347,400             (7,475)             13,827            253,200               ----
         (155,216)              ----               (934)               ----           (166,734)              ----
             ----               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (134,004)           347,400             (8,409)             13,827             86,466               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (176,355)           320,062             76,802                ----              6,133               ----
          320,062               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       143,707    $       320,062    $        76,802     $          ----    $         6,133    $          ----
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                UltraMid
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,242)
                                                                            ------------------
Net investment income(loss)                                                           (1,242)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    12,843
   Net realized gain(loss) on sale of fund shares                                    (82,172)
                                                                            ------------------
Net realized gain(loss)                                                              (69,329)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                            14
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (70,557)
                                                                            ==================


                                                                                           UltraMid
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,242)      $          (171)
   Net realized gain(loss)                                                           (69,329)               (6,465)
   Net change in unrealized appreciation/depreciation                                     14                  (120)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (70,557)               (6,756)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   510                 1,660
   Subaccounts transfers (including fixed account), net                               87,283                11,116
   Transfers for policyowner benefits and terminations                               (21,236)                 (200)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  66,557                12,576
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                (4,000)                5,820
Net assets at beginning of period                                                      5,820                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $         1,820       $         5,820
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                                       ProFunds
 -------------------------------------------------------------------------------------------------------------------
     UltraOTC                               UltraSmall                             UltraBull
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $          ----                       $            56                        $           497
           (5,266)                               (3,770)                                (4,532)
 ------------------                    -------------------                    -------------------
           (5,266)                               (3,714)                                (4,035)
 ------------------                    -------------------                    -------------------


           20,281                                  ----                                  7,312
          206,158                                17,440                                (17,872)
 ------------------                    -------------------                    -------------------
          226,439                                17,440                                (10,560)
 ------------------                    -------------------                    -------------------

            3,585                                   773                                 (1,706)
 ------------------                    -------------------                    -------------------


  $       224,758                       $        14,499                        $       (16,301)
 ==================                    ===================                    ===================

               UltraOTC                             UltraSmall                              UltraBull
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (5,266)   $          (396)   $        (3,714)    $           (63)   $        (4,035)   $           (44)
          226,439              5,496             17,440              (2,455)           (10,560)               754
            3,585              (5968)               773              (1,124)            (1,706)                 3
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          224,758               (868)            14,499              (3,642)           (16,301)               713
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          220,840             33,304                510               1,107            221,350              1,107
         (664,173)           294,003             46,118              22,679            (32,874)            11,216
          (18,544)              (461)           (32,392)               ----            (23,901)           (11,021)
             ----               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (461,877)           326,846             14,236              23,786            164,575              1,302
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (237,119)           325,978             28,735              20,144            148,274              2,015
          325,978               ----             20,144                ----              2,015               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        88,859    $       325,978    $        48,879     $        20,144    $       150,289    $         2,015
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------
                                                                             U.S. Gov. Plus
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        30,232
   Mortality and expense risk charge                                                  (7,791)
                                                                            ------------------
Net investment income(loss)                                                           22,441
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    135,952
                                                                            ------------------
Net realized gain(loss)                                                              135,952
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (6,310)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       152,083
                                                                            ==================


                                                                                        U.S. Gov. Plus
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        22,441       $         4,754
   Net realized gain(loss)                                                           135,952               (16,039)
   Net change in unrealized appreciation/depreciation                                 (6,310)                  255
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   152,083               (11,030)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               220,840                  ----
   Subaccounts transfers (including fixed account), net                             (442,737)              379,558
   Transfers for policyowner benefits and terminations                               (47,549)             (102,900)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (269,446)              276,658
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (117,363)              265,628
Net assets at beginning of period                                                    265,628                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       148,265       $       265,628
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        ProFunds
 -------------------------------------------------------------------------------------------------------------------
    Opportunity                            Oil & Gas                           Precious Metals
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $            80                       $          ----                        $         2,281
           (6,347)                               (4,026)                                (2,347)
 ------------------                    -------------------                    -------------------
           (6,267)                               (4,026)                                   (66)
 ------------------                    -------------------                    -------------------


             ----                                87,990                                   ----
           40,642                              (113,189)                               (21,295)
 ------------------                    -------------------                    -------------------
           40,642                               (25,199)                               (21,295)
 ------------------                    -------------------                    -------------------

            2,926                                 9,251                                  7,293
 ------------------                    -------------------                    -------------------


  $        37,301                       $       (19,974)                       $       (14,068)
 ==================                    ===================                    ===================


              Opportunity                            Oil & Gas                           Precious Metals
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        (6,267)   $          (274)   $        (4,026)    $          (576)   $           (66)   $           (84)
           40,642              1,444            (25,199)             (2,543)           (21,295)             7,731
            2,926              2,431              9,251                (652)             7,293              1,786
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           37,301              3,601            (19,974)             (3,771)           (14,068)             9,433
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               ----             64,940               1,107             64,430              1,107
       (1,993,154)         2,170,262            346,918              33,581            376,668             18,025
          (35,757)              ----            (18,342)               ----            (16,399)              ----
             ----               ----               ----                ----               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (2,028,911)         2,170,262            393,516              34,688            424,699             19,132
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,991,610)         2,173,863            373,542              30,917            410,631             28,565
        2,173,863               ----             30,917                ----             28,565               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $       182,253    $     2,173,863    $       404,459     $        30,917    $       439,196    $        28,565
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                              Real Estate
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2006
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         1,496
   Mortality and expense risk charge                                                  (1,351)
                                                                            ------------------
Net investment income(loss)                                                              145
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     6,203
   Net realized gain(loss) on sale of fund shares                                     28,670
                                                                            ------------------
Net realized gain(loss)                                                               34,873
                                                                            ------------------

Change in unrealized appreciation/depreciation                                         7,515
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        42,533
                                                                            ==================

                                                                                          Real Estate
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2006                  2005
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           145       $           (45)
   Net realized gain(loss)                                                            34,873                (1,993)
   Net change in unrealized appreciation/depreciation                                  7,515                   (29)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    42,533                (2,067)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                29,244                 1,660
   Subaccounts transfers (including fixed account), net                              338,564                 2,666
   Transfers for policyowner benefits and terminations                                (2,280)                 (600)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 365,528                 3,726
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               408,061                 1,659
Net assets at beginning of period                                                      1,659                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       409,720       $         1,659
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                  ProFunds                                                    Pimco
----------------------------------------------------------------------------- --------------------------------------

    High Yield                            Money Market                            Commodity
 ------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
 ------------------                    -------------------                    -------------------
  $         2,902                       $       513,473                        $       230,850
             (183)                             (126,191)                               (16,874)
 ------------------                    -------------------                    -------------------
            2,719                               387,282                                213,976
 ------------------                    -------------------                    -------------------


             ----                                  ----                                 25,549
              (59)                                 ----                                  4,863
 ------------------                    -------------------                    -------------------
              (59)                                 ----                                 30,412
 ------------------                    -------------------                    -------------------

              168                                  ----                               (270,322)
 ------------------                    -------------------                    -------------------


  $         2,828                       $       387,282                        $       (25,934)
 ==================                    ===================                    ===================

              High Yield                           Money Market                             Commodity
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $         2,719    $           (41)   $       387,282     $        51,595    $       213,976    $           254
              (59)              (708)              ----                ----             30,412                 20
              168               ----               ----                ----           (270,322)              (835)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            2,828               (749)           387,282              51,595            (25,934)              (561)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               ----         13,625,523          12,918,307          5,213,608               ----
           38,084                749          1,334,489          (7,466,767)         1,513,147             28,044
             (146)              ----         (4,364,300)           (530,553)           (13,700)              ----
             ----               ----               ----                ----                (10)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           37,938                749         10,595,712           4,920,987          6,713,045             28,044
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           40,766               ----         10,982,994           4,972,582          6,687,111             27,483
             ----               ----          4,972,582                ----             27,483               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
  $        40,766    $          ----    $    15,955,576     $     4,972,582    $     6,714,594    $        27,483
=================== ================== =================== ================== ================== ===================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2006 there are seventy-six subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Fidelity Management & Research Company
    (Advisor) (See Note 3)                                      Fidelity
      Calvert (Fund)                                             *Overseas IC
       *Balanced (Subaccount)                                     (Commenced December 28, 2005)
        (Commenced June 20, 2000)                                *Inv. Grade Bond IC
       *International Equity                                      (Commenced June 20, 2000)
        (Commenced July 31, 2000)                                *Equity Income IC
       *Mid Cap                                                   (Commenced October 10, 2005)
        (Commenced August 28, 2000)                              *Growth IC
       *Small Cap                                                 (Commenced November 17, 2005)
        (Commenced December 17, 2001)                            *High Income IC
       *Social Equity                                             (Commenced August 29, 2005)
        (Commenced August 15, 2005)                              *High Income SC
                                                                  (Commenced July 27, 2000)
      Ameritas                                                   *Contrafund IC
       *Income and Growth                                         (Commenced August 18, 2005)
        (Commenced November 18, 2005)                            *Contrafund SC
       *Index 500                                                 (Commenced May 30, 2000)
        (Commenced June 2, 2000)                                 *Mid Cap IC
       *MidCap                                                    (Commenced June 30, 2005)
        (Commenced June 20, 2000)                                *Mid Cap SC
       *Small Cap                                                 (Commenced July 10, 2000)
        (Commenced December 11, 2000)
                                                              AIM Advisors, Inc.
    Deutsche Asset Management, Inc.                             AIM
      Scudder                                                    *Financial
       *Small Cap                                                 (Commenced May 21, 2001)
        (Commenced August 11, 2000)                              *Health (formerly AIM V.I. Health Sciences
                                                                  Portfolio - Series I)
                                                                  (Commenced May 21, 2001)
                                                                 *Technology
                                                                  (Commenced May 21, 2001)


                                     FS-45


1.  ORGANIZATION, continued

    Janus Capital Management LLC                              The Vanguard Group Inc., continued
      Janus                                                     Vanguard, continued
       *Growth                                                   *REIT Index
        (Commenced March 21, 2003)                                (Commenced August 6, 2001)
                                                                 *Mid-Cap
    Neuberger Berman Management Inc.                              (Commenced June 25, 2001)
      Neuberger Berman                                           *Stock Market Index
       *Balanced                                                  (Commenced November 3, 2005)
        (Commenced February 12, 1997)
       *Growth                                                The Vanguard Group Inc.  and Wellington Management
        (Commenced March 5, 1997)                             Company, LLP
       *Limited Maturity Bond                                   Vanguard
        (Commenced February 12, 1997)                            *Equity Income
       *Partners                                                  (Commenced May 21, 2001)
        (Commenced March 18, 1997)
                                                              AllianceBernstein L.P. and William Blair &
    Rydex Global Advisors                                     Company, LLC
      Rydex                                                     Vanguard
       *Nova                                                     *Growth
        (Commenced November 1, 1999)                              (Commenced May 22, 2001)
       *OTC
        (Commenced July 25, 1999)                             Wellington Management Company, LLP
       *Precious Metals                                         Vanguard
        (Commenced August 13, 1999)                              *High Yield Bond
       *Inv. S&P 500 (formerly Ursa Portfolio)                    (Commenced May 22, 2001)
        (Commenced November 1, 1999)                             *Balanced
       *Gov. Long Bond (formerly U.S. Government Bond             (Commenced October 28, 2005)
        Portfolio)
        (Commenced July 20, 1999)                             Schroder Investment Management North America, Inc.
       *Inverse OTC (formerly Arktos Portfolio)               and Baillie Gifford Overseas Ltd
        (Commenced August 22, 2005)                             Vanguard
       *Inv. Long Bond (formerly Juno Portfolio)                 *International
        (Commenced January 30, 2006)                              (Commenced June 25, 2001)
       *Russell (formerly Mekros)
        (Commenced August 8, 2005)                            Barrow, Hanley, Mewhinney & Strauss, Inc.
       *Sector Rotation                                         Vanguard
        (Commenced October 5, 2005)                              *Diversified
                                                                  (Commenced August 15, 2001)
    Third Avenue Management LLC
      Third Avenue                                            Granahan Investment Management, Inc. and Grantham,
       *Value                                                 Mayo, Van Otterloo & Co. LLC
        (Commenced May 1, 2001)                                 Vanguard
                                                                 *Small Company Growth
    The Vanguard Group Inc.                                       (Commenced June 25, 2001)
      Vanguard
       *Money Market                                          Wells Fargo Funds Management, LLC
        (Commenced May 25, 2001)                                Wells Fargo
       *Equity Index                                             *Discovery
        (Commenced May 22, 2001)                                  (Commenced April 8, 2005)
       *Total Bond                                               *Opportunity
        (Commenced May 22, 2001)                                  (Commenced February 10, 1997)


                                     FS-46

1.  ORGANIZATION, continued

    ProFunds Advisors LLC                                     ProFunds Advisors LLC, continued
      ProFunds                                                  ProFunds, continued
       *Bull                                                     *UltraSmall
        (Commenced July 6, 2005)                                  (Commenced September 6, 2005)
       *Europe                                                   *UltraBull
        (Commenced September 5, 2005)                             (Commenced June 24, 2005)
       *Mid-Cap                                                  *U.S. Gov. Plus
        (Commenced June 30, 2005)                                 (Commenced August 24, 2005)
       *OTC                                                      *Opportunity
        (Commenced July 6, 2005)                                  (Commenced August 8, 2005)
       *Small-Cap                                                *Oil & Gas
        (Commenced July 6, 2005)                                  (Commenced July 5, 2005)
       *Small-Cap Value                                          *Precious Metals
        (Commenced September 30, 2005)                            (Commenced September 15, 2005)
       *Classic Dow                                              *Real Estate
        (Commenced May 5, 2006)                                   (Commenced September 23, 2005)
       *Bear                                                     *High Yield
        (Commenced June 24, 2005)                                 (Commenced October 28, 2005)
       *Short OTC                                                *Money Market
        (Commenced June 30, 2005)                                 (Commenced June 9, 2005)
       *Short Small-Cap
        (Commenced August 8, 2005)                            Pacific Investment Management Company LLC
       *Short Dow                                               Pimco
        (Commenced May 12, 2006)                                 *Commodity
       *UltraMid                                                  (Commenced December 14, 2005)
        (Commenced September 6, 2005)
       *UltraOTC
        (Commenced June 24, 2005)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2006 and 2005, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Income and Growth                                                 0.00625                 0.00050
       Index 500                                                         0.00240                 0.00050
       MidCap                                                            0.00800                 0.00050
       Small Cap                                                         0.00850                 0.00050
     Calvert:
       Balanced                                                          0.00425                 0.00275
       International Equity                                              0.00750                 0.00350
       Mid Cap                                                           0.00650                 0.00250
       Small Cap                                                         0.00750                 0.00250
       Social Equity                                                     0.00500                 0.00200

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2006 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $          734,067      $          128,346
      International Equity                                                      1,448,550                 825,428
      Mid Cap                                                                     365,709                  85,858
      Small Cap                                                                   264,252                 200,784
      Social Equity                                                               509,306                   6,413

    Ameritas:
      Income and Growth                                                           126,270                 113,249
      Index 500                                                                   931,898               1,021,648
      MidCap                                                                      211,091                 349,934
      Small Cap                                                                   464,331                 394,755

    Scudder:
      Small Cap                                                                   651,222                 864,485

    Fidelity:
      Overseas IC                                                               4,044,738                 330,983
      Inv. Grade Bond IC                                                        4,505,991               1,298,634
      Equity Income IC                                                          3,587,876                 255,057
      Growth IC                                                                 3,004,421                 156,537
      High Income IC                                                            1,303,812                 343,948

                                     FS-48


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Fidelity, continued:
      High Income SC                                                   $        9,130,818      $       13,210,277
      Contrafund IC                                                            15,546,720                 632,627
      Contrafund SC                                                            21,696,558              11,957,264
      Mid Cap IC                                                                6,327,946                 375,420
      Mid Cap SC                                                                  888,356               5,018,373

    AIM:
      Financial                                                                   225,502                 228,024
      Health                                                                      263,251                 288,082
      Technology                                                                  205,479                 289,806

    Janus:
      Growth                                                                        4,136               1,307,850

    Neuberger Berman:
      Balanced                                                                    133,239                 156,531
      Growth                                                                       75,729                 136,028
      Limited Maturity Bond                                                        91,529                 209,612
      Partners                                                                    529,787                 894,077

    Rydex:
      Nova                                                                     46,655,328              46,844,874
      OTC                                                                       6,173,440               6,520,713
      Precious Metals                                                           7,046,370               5,206,594
      Inv. S&P 500                                                             18,967,321              19,059,285
      Gov. Long Bond                                                            2,219,455               1,521,086
      Inverse OTC                                                                 604,000                 528,465
      Inv. Long Bond                                                              866,473                 623,180
      Russell                                                                   1,122,614                 297,736
      Sector Rotation                                                           1,452,198                 329,044

    Third Avenue:
      Value                                                                   190,033,461              16,218,515

    Vanguard:
      Money Market                                                            133,732,730             109,237,710
      Equity Index                                                             16,470,123                 394,792
      Total Bond                                                               11,942,489               1,243,206
      REIT Index                                                               14,404,072                 874,469
      Mid-Cap                                                                  13,944,526                 730,015
      Stock Market Index                                                        8,162,819                 317,248
      Equity Income                                                             6,789,751                 444,039
      Growth                                                                    7,253,915               1,901,089
      High Yield Bond                                                           4,384,177                 795,491
      Balanced                                                                  9,285,343                 355,886
      International                                                            22,081,146               1,072,584
      Diversified                                                              10,548,733               1,408,490
      Small Company Growth                                                      9,305,711                 455,629


                                     FS-49

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Wells Fargo:
      Discovery                                                        $           63,963      $           16,066
      Opportunity                                                                  83,492                 277,413

    ProFunds:
      Bull                                                                      8,957,949               8,133,153
      Europe                                                                    1,887,340                 950,875
      Mid-Cap                                                                   2,398,622               2,642,798
      OTC                                                                       6,273,170               5,945,051
      Small-Cap                                                                 9,790,966               9,986,404
      Small-Cap Value                                                           2,010,139               2,395,818
      Classic Dow                                                              17,208,614              16,514,879
      Bear                                                                     11,431,943              12,926,663
      Short OTC                                                                29,508,275              29,634,231
      Short Small-Cap                                                          22,844,582              22,854,159
      Short Dow                                                                 1,945,163               1,861,695
      UltraMid                                                                 12,747,053              12,668,895
      UltraOTC                                                                 58,999,156              59,446,018
      UltraSmall                                                               37,395,298              37,384,776
      UltraBull                                                                48,599,704              48,431,852
      U.S. Gov. Plus                                                           64,071,382              64,318,386
      Opportunity                                                              44,967,896              47,003,073
      Oil & Gas                                                                 3,662,615               3,185,135
      Precious Metals                                                           2,783,551               2,358,918
      Real Estate                                                               1,987,320               1,615,443
      High Yield                                                                  197,713                 157,056
      Money Market                                                            222,236,605             211,253,610

    Pimco:
      Commodity                                                                 7,227,530                 274,959

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .55 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy annually, depending on the product selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Calvert:
 Balanced
 2006                   2.10    2.46        481,854      1,091,088     3.50          0.55           6.48      8.18
 2005                   2.27    2.27        198,390        450,317     1.75          0.55           5.07      5.07
 2004                   2.16    2.16        183,833        397,125     1.98          0.55           7.66      7.66
 2003                   2.01    2.01        114,772        230,288     2.11          0.55          18.67     18.67
 2002                   1.69    1.69         81,158        137,222     3.12          0.55         (12.63)   (12.63)

 International Equity
 2006                  22.95   26.22         60,303      1,422,269     0.83          0.55          26.83     26.83
 2005                  18.09   20.67         32,530        664,534     0.64          0.55           7.69      9.34
 2004                  18.91   18.91         26,277        496,824     3.21          0.55          17.30     17.30
 2003                  16.12   16.12          3,234         52,128     2.09          0.55          30.97     30.97
 2002                  12.31   12.31          1,725         21,229     ----          0.55         (15.45)   (15.45)

 Mid Cap
 2006                  28.11   29.28         18,987        540,524     ----          0.55           6.29      6.29
 2005                  26.45   27.54          8,629        236,292     ----          0.55          (0.13)     3.87
 2004                  27.58   27.58          6,369        175,641     ----          0.55           8.73      8.73
 2003                  25.36   25.36          5,847        148,305     ----          0.55          30.96     30.96
 2002                  19.37   19.37          5,840        113,106     ----          0.55         (28.61)   (28.61)

 Small Cap
 2006                  15.28   16.01         11,172        171,622     ----          0.55           0.24      0.24
 2005                  15.25   15.97          6,893        108,808     ----          0.55          (9.66)     3.15
 2004                  17.68   17.68          8,062        142,539     ----          0.55           9.85      9.85
 2003                  16.09   16.09          8,914        143,468     1.98          0.55          38.82     38.82
 2002                  11.59   11.59          4,501         52,183     1.44          0.55         (22.97)   (22.97)

 Social Equity
 2006                  19.34   19.34         33,799        653,811     ----          0.55           9.46      9.46
 2005                  17.67   17.67          5,529         97,716     0.10          0.55           0.36      0.36
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----


                                     FS-51

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Ameritas:
 Income and Growth
 2006                  14.47   14.47         12,505        180,941     0.77          0.55           9.63      9.63
 2005                  13.20   13.20         10,870        143,474     0.35          0.55           1.29      1.29
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Index 500
 2006                 169.56  169.56          3,203        543,098     1.50          0.55          14.74     14.74
 2005                 147.77  147.77          3,833        566,397     1.72          0.55           4.01      4.01
 2004                 142.08  142.08          9,825      1,396,013     1.45          0.55           9.90      9.90
 2003                 129.28  129.28         25,365      3,279,309     3.10          0.55          27.54     27.54
 2002                 101.37  101.37          1,534        155,526     0.65          0.55         (22.72)   (22.72)

 MidCap
 2006                  45.03   45.03          4,092        184,261     ----          0.55           8.65      8.65
 2005                  41.44   41.44          8,161        338,218     ----          0.55          10.67     10.67
 2004                  37.45   37.45          9,506        355,995     ----          0.55          12.78     12.78
 2003                  33.20   33.20          9,539        316,736     ----          0.55          46.49     46.49
 2002                  22.67   22.67          1,355         30,709     ----          0.55         (30.28)   (30.28)

 Small Cap
 2006                  32.46   32.46          3,586        116,422     ----          0.55          19.90     19.90
 2005                  27.07   27.07          1,467         39,715     ----          0.55           2.06      2.06
 2004                  26.53   26.53          5,844        155,012     ----          0.55           1.78      1.78
 2003                  26.06   26.06          3,543         92,350     ----          0.55          38.13     38.13
 2002                  18.87   18.87          5,937        112,011     ----          0.55         (35.60)   (35.60)

 Scudder:
 Small Cap
 2006                  18.49   18.49         69,169      1,279,127     0.73          0.55          16.85     16.85
 2005                  15.83   15.83         87,077      1,378,097     0.57          0.55           3.69      3.69
 2004                  15.26   15.26         71,810      1,096,009     0.47          0.55          17.11     17.11
 2003                  13.03   13.03         25,279        329,447     0.34          0.55          45.63     45.63
 2002                   8.95    8.95         14,641        131,016     1.79          0.55         (21.03)   (21.03)

 Fidelity:
 Overseas IC
 2006                  24.20   24.20        175,855      4,256,169     0.07          0.55          17.44     17.44
 2005                  20.61   20.61          2,193         45,188     ----          0.55           0.24      0.24
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----


                                     FS-52



5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Fidelity, continued:
 Inv. Grade Bond IC
 2006                  13.21   17.09        347,466      4,889,147     2.30          0.55           3.78      3.78
 2005                  12.73   16.46        100,187      1,568,234     3.46          0.55           (.30)     1.63
 2004                  16.20   16.20         57,536        932,067     4.52          0.55           3.88      3.88
 2003                  15.59   15.59          9,808        152,954     2.32          0.55           4.63      4.63
 2002                  14.90   14.90         22,324        332,716     3.21          0.55           9.74      9.74

 Equity Income IC
 2006                  30.43   30.43        114,257      3,477,339     3.69          0.55          19.54     19.54
 2005                  25.46   25.46          1,082         27,551     ----          0.55           6.35      6.35
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Growth IC
 2006                  35.79   35.79         86,264      3,087,216     0.01          0.55           6.27      6.27
 2005                  33.68   33.68            377         12,692     ----          0.55           0.92      0.92
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 High Income IC
 2006                   7.35    7.35        134,373        987,107    15.79          0.55          10.63     10.63
 2005                   6.64    6.64          4,863         32,289    17.01          0.55           0.76      0.76
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 High Income SC
 2006                   9.15    9.15        427,486      3,912,245     7.91          0.55          10.57     10.57
 2005                   8.28    8.28        950,658      7,868,414    13.95          0.55           1.96      1.96
 2004                   8.12    8.12        997,681      8,098,576     0.23          0.55           8.87      8.87
 2003                   7.46    7.46        816,096      6,085,043     0.33          0.55          26.28     26.28
 2002                   5.90    5.90        288,530      1,703,617     ----          0.55           9.56      9.56

 Contrafund IC
 2006                  34.41   34.41        456,566     15,709,378     1.65          0.55          11.11     11.11
 2005                  30.97   30.97         22,757        704,744     ----          0.55           8.85      8.85
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----


                                     FS-53



5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Fidelity, continued:
 Contrafund SC
 2006                  34.92   34.92        371,194     12,961,788     1.47          0.55          10.98     10.98
 2005                  31.46   31.46        105,776      3,328,150     0.14          0.55          16.21     16.21
 2004                  27.08   27.08         44,592      1,207,332     0.21          0.55          14.71     14.71
 2003                  23.60   23.60         29,564        697,816     0.14          0.55          27.66     27.66
 2002                  18.49   18.49          8,659        160,113     0.45          0.55          (9.92)    (9.92)

 Mid Cap IC
 2006                  39.25   39.25        169,764      6,664,040     0.05          0.55          12.08     12.08
 2005                  35.02   35.02          8,368        293,051     ----          0.55          14.53     14.53
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Mid Cap SC
 2006                  39.16   39.16         52,554      2,058,195     0.24          0.55          11.98     11.98
 2005                  34.97   34.97        170,540      5,964,555     ----          0.55          17.56     17.56
 2004                  29.75   29.75        263,270      7,832,424     ----          0.55          24.09     24.09
 2003                  23.98   23.98         28,061        672,780     0.15          0.55          37.78     37.78
 2002                  17.40   17.40         17,011        296,021     0.69          0.55         (10.38)   (10.38)

 AIM:
 Financial
 2006                  17.87   17.87          6,562        117,296     2.08          0.55          15.81     15.81
 2005                  15.43   15.43          7,314        112,888     1.85          0.55           5.33      5.33
 2004                  14.65   14.65          5,630         82,500     0.68          0.55           8.08      8.08
 2003                  13.56   13.56          5,048         68,438     0.74          0.55          28.88     28.88
 2002                  10.52   10.52          1,877         19,745     0.70          0.55         (15.36)   (15.36)

 Health
 2006                  20.93   20.93          4,226         88,440     ----          0.55           4.66      4.66
 2005                  20.00   20.00          5,503        110,037     ----          0.55           7.56      7.56
 2004                  18.59   18.59          6,295        117,023     ----          0.55           6.98      6.98
 2003                  17.38   17.38         10,701        185,968     ----          0.55          27.09     27.09
 2002                  13.67   13.67          5,381         73,582     ----          0.55         (24.86)   (24.86)

 Technology
 2006                  13.59   13.59         10,137        137,799     ----          0.55           9.88      9.88
 2005                  12.37   12.37         16,526        204,463     ----          0.55           1.62      1.62
 2004                  12.18   12.18          9,651        117,507     ----          0.55           4.06      4.06
 2003                  11.70   11.70          5,429         63,519     ----          0.55          44.51     44.51
 2002                   8.10    8.10          2,286         18,508     ----          0.55         (47.13)   (47.13)


                                     FS-54

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Janus:
 Growth
 2006                  22.89   22.89          5,115        117,074     0.48          0.55          10.77     10.77
 2005                  20.66   20.66         69,274      1,431,254     0.37          0.55           3.72      3.72
 2004                  19.92   19.92         33,296        663,269     0.57          0.55           3.94      3.94
 2003                  19.16   19.16          3,583         68,666     0.09          0.55          26.00     26.00
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Neuberger Berman:
 Balanced
 2006                  28.16   28.16         18,422        518,845     0.85          0.55          10.06     10.06
 2005                  25.59   25.59         19,254        492,686     0.77          0.55           8.59      8.59
 2004                  23.57   23.57         38,806        914,487     2.50          0.55           8.71      8.71
 2003                  21.68   21.68          6,263        135,774     1.69          0.55          15.64     15.64
 2002                  18.74   18.74          5,726        107,337     3.14          0.55         (17.60)   (17.60)

 Growth
 2006                  41.89   41.89          4,728        198,041     ----          0.55          13.45     13.45
 2005                  36.93   36.93          6,346        234,318     ----          0.55          12.88     12.88
 2004                  32.71   32.71          9,741        318,649     ----          0.55          15.96     15.96
 2003                  28.21   28.21          5,083        143,397     ----          0.55          30.69     30.69
 2002                  21.59   21.59          7,445        160,697     ----          0.55         (31.54)   (31.54)

 Limited Maturity Bond
 2006                  19.93   19.93         12,235        243,785     3.26          0.55           3.63      3.63
 2005                  19.23   19.23         18,688        359,323     2.85          0.55           0.89      0.89
 2004                  19.06   19.06         15,003        285,919     2.33          0.55           0.23      0.23
 2003                  19.01   19.01         15,429        293,374     3.78          0.55           1.86      1.86
 2002                  18.67   18.67          5,653        105,530     5.79          0.55           4.76      4.76

 Partners
 2006                  34.25   34.25         25,926        887,993     0.73          0.55          11.63     11.63
 2005                  30.68   30.68         41,916      1,286,125     1.16          0.55          17.40     17.40
 2004                  26.14   26.14         23,615        617,180     0.01          0.55          18.32     18.32
 2003                  22.09   22.09         23,147        511,263     ----          0.55          34.36     34.36
 2002                  16.44   16.44         24,552        403,633     0.57          0.55         (24.55)   (24.55)

 Rydex:
 Nova
 2006                  10.17   13.79        395,249      5,329,823     1.55          0.55          18.62     18.62
 2005                   8.57   11.62        447,444      5,149,062     0.57          0.55           0.74      3.40
 2004                  11.24   11.24        880,971      9,902,849     0.02          0.55          14.00     14.00
 2003                   9.86    9.86         70,894        699,073     ----          0.55          38.43     38.43
 2002                   7.12    7.12         23,593        168,056     5.62          0.55         (36.08)   (36.08)


                                     FS-55

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Rydex, continued:
 OTC
 2006                  15.28   15.71        310,432      4,856,795     ----          0.55           5.20      5.20
 2005                  14.52   14.93        328,201      4,896,859     ----          0.55           0.56      0.86
 2004                  14.85   14.85        279,555      4,151,581     ----          0.55           8.75      8.75
 2003                  13.66   13.66         56,178        767,171     ----          0.55          44.62     44.62
 2002                   9.44    9.44         36,498        344,635     ----          0.55         (39.19)   (39.19)

 Precious Metals
 2006                  12.06   12.49        304,041      3,741,211     ----          0.55          20.77     20.77
 2005                   9.99   10.34        146,643      1,465,837     ----          0.55          20.23     32.24
 2004                   8.31    8.31        140,385      1,165,996     ----          0.55         (14.69)   (14.69)
 2003                   9.74    9.74        162,986      1,586,826     ----          0.55          40.14     40.14
 2002                   6.95    6.95        115,606        803,136     ----          0.55          44.79     44.79

 Inv. S&P 500
 2006                   4.74    5.27         93,469        464,437     2.47          0.55          (8.01)    (8.01)
 2005                   5.15    5.73        162,666        927,245     ----          0.55          (3.57)    (1.31)
 2004                   5.80    5.80         36,374        211,085     ----          0.55         (10.70)   (10.70)
 2003                   6.50    6.50         19,281        125,298     ----          0.55         (24.07)   (24.07)
 2002                   8.56    8.56         27,540        235,699     2.01          0.55          20.98     20.98

 Gov. Long Bond
 2006                  11.92   15.62         92,526      1,204,890     3.64          0.55          (3.87)    (3.67)
 2005                  16.21   16.21         30,759        498,611     3.14          0.55           7.13      7.13
 2004                  15.13   15.13          1,825         27,622     3.37          0.55           7.82      7.82
 2003                  14.03   14.03          2,057         28,878     3.20          0.55          (1.17)    (1.17)
 2002                  14.20   14.20         23,309        330,958     3.74          0.55          17.99     17.99

 Inverse OTC
 2006                  21.11   21.11          2,864         60,455     1.35          0.55          (1.70)    (1.70)
 2005                  21.51   21.51           ----           ----     ----          0.55          (6.24)    (6.24)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Inv. Long Bond
 2006                  22.37   22.37         10,490        234,706     6.09          0.55           5.19      5.19
 2005                   ----    ----           ----           ----     ----          ----           ----      ----
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----            ----           ----    ----          ----           ----      ----


                                     FS-56


5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Rydex, continued:
 Russell
 2006                  41.94   41.94         24,926      1,045,308     0.56          0.55          20.19     20.19
 2005                  34.89   34.89          2,332         81,370     0.42          0.55           1.73      1.73
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Sector Rotation
 2006                  14.04   14.04         91,439      1,283,762     ----          0.55          10.78     10.78
 2005                  12.67   12.67          8,744        110,822     ----          0.55           4.22      4.22
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Third Avenue:
 Value
 2006                  32.57   33.94        381,483     12,620,684     1.43          0.55          15.15     15.15
 2005                  28.28   29.47        306,348      8,999,501     1.24          0.55          11.14     14.00
 2004                  25.86   25.86        168,797      4,364,316     0.55          0.55          19.24     19.24
 2003                  21.68   21.68         62,363      1,352,262     0.19          0.55          41.76     41.76
 2002                  15.30   15.30         13,798        211,064     0.23          0.55         (11.21)   (11.21)

 Vanguard:
 Money Market
 2006                   1.06    1.12     42,795,654     46,352,623     4.99          0.55           4.46      4.46
 2005                   1.02    1.07     20,580,095     21,857,602     3.11          0.55           1.58      2.62
 2004                   1.04    1.04     16,560,178     17,244,326     1.28          0.55           0.72      0.72
 2003                   1.03    1.03     15,664,418     16,194,841     0.99          0.55           0.45      0.45
 2002                   1.03    1.03     12,311,291     12,670,558     1.80          0.55           1.16      1.16

 Equity Index
 2006                  31.99   38.99        631,029     20,791,601     0.56          0.55          15.08     15.08
 2005                  27.80   33.89         92,141      2,954,754     1.44          0.55           4.22      5.05
 2004                  32.51   32.51         53,526      1,740,260     0.98          0.55          10.20     10.20
 2003                  29.50   29.50         63,356      1,869,265     0.95          0.55          27.77     27.77
 2002                  23.09   23.09         12,556        289,934     1.27          0.55         (22.53)   (22.53)

 Total Bond
 2006                  11.60   13.73      1,344,627     15,947,242     2.24          0.55           3.74      3.74
 2005                  11.18   13.23        405,719      4,881,337     2.41          0.55           0.09      1.84
 2004                  13.00   13.00         57,321        744,899     3.77          0.55           3.63      3.63
 2003                  12.54   12.54         20,081        251,804     5.58          0.55           3.45      3.45
 2002                  12.12   12.12         17,899        216,955     2.95          0.55           7.72      7.72


                                     FS-57


5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Vanguard, continued:
 REIT Index
 2006                  27.13   34.95        661,898     18,456,625     0.71          0.55          34.19     34.19
 2005                  20.22   26.04         96,607      2,285,294     3.34          0.55           5.35     11.22
 2004                  23.41   23.41         86,135      2,016,796     6.81          0.55          29.80     29.80
 2003                  18.04   18.04        242,740      4,378,848     0.31          0.55          34.75     34.75
 2002                  13.39   13.39          9,441        126,390     1.31          0.55           2.97      2.97

 Mid-Cap
 2006                  20.71   22.94        787,017     16,397,767     0.26          0.55          13.13     13.13
 2005                  18.31   20.28         82,297      1,606,048     0.79          0.55           5.11     13.35
 2004                  17.89   17.89         45,218        808,957     0.58          0.55          19.66     19.66
 2003                  14.95   14.95         33,814        505,553     0.27          0.55          33.33     33.33
 2002                  11.21   11.21          4,869         54,597     1.16          0.55         (15.11)   (15.11)

 Stock Market Index
 2006                  33.88   33.88        265,291      8,986,977     0.10          0.55          14.89     14.89
 2005                  29.48   29.48          5,337        157,346     ----          0.55           2.70      2.70
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Equity Income
 2006                  22.27   29.33        411,421     10,214,549     1.46          0.55          20.04     20.04
 2005                  18.55   24.43        122,247      2,809,276     2.24          0.55           3.17      3.57
 2004                  23.59   23.59         60,232      1,420,992     1.86          0.55          12.70     12.70
 2003                  20.93   20.93         18,830        394,194     1.28          0.55          23.76     23.76
 2002                  16.92   16.92          4,147         70,155     1.17          0.55         (14.23)   (14.23)

 Growth
 2006                  13.10   13.73        619,520      8,142,998     0.11          0.55           1.36      1.36
 2005                  12.92   13.55        165,618      2,177,134     0.22          0.55           6.53     10.88
 2004                  12.22   12.22         19,449        237,587     0.32          0.55           6.66      6.66
 2003                  11.45   11.45          5,120         58,633     0.25          0.55          25.44     25.44
 2002                   9.13    9.13          2,088         19,059     0.19          0.55         (36.24)   (36.24)

 High Yield Bond
 2006                   9.23   11.93        589,079      5,742,313     3.96          0.55           7.68      7.68
 2005                   8.57   11.08        180,994      1,926,376     7.05          0.55           0.52      2.19
 2004                  10.85   10.85         85,431        926,544    17.25          0.55           7.93      7.93
 2003                  10.05   10.05         58,993        592,805     5.88          0.55          16.23     16.23
 2002                   8.65    8.65         15,464        133,692    13.22          0.55           0.98      0.98

                                     FS-58



5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 Vanguard, continued:
 Balanced
 2006                  21.73   21.73        462,269     10,044,676     0.37          0.55          14.33     14.33
 2005                  19.00   19.00          9,440        179,405     ----          0.55           3.12      3.12
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 International
 2006                  21.84   23.56      1,439,558     31,859,581     0.53          0.55          26.06     26.06
 2005                  17.32   18.69        340,392      6,266,437     1.03          0.55          15.67     17.20
 2004                  16.15   16.15        120,638      1,948,874     0.91          0.55          18.77     18.77
 2003                  13.60   13.60         42,822        582,469     0.58          0.55          34.14     34.14
 2002                  10.14   10.14         14,952        151,621     1.64          0.55         (17.72)   (17.72)

 Diversified
 2006                  16.94   17.94        850,501     14,638,265     0.98          0.55          18.23     18.23
 2005                  14.32   15.17        251,942      3,786,037     1.27          0.55           2.47      7.03
 2004                  14.18   14.18        153,437      2,175,006     1.16          0.55          19.80     19.80
 2003                  11.83   11.83         23,492        277,957     0.91          0.55          30.41     30.41
 2002                   9.07    9.07          4,864         44,134     1.93          0.55         (14.70)   (14.70)

 Small Company Growth
 2006                  21.45   23.07        506,669     10,931,042     0.11          0.55           9.61      9.61
 2005                  19.57   21.05         70,417      1,443,515     ----          0.55           3.53      5.68
 2004                  19.92   19.92         30,773        612,887     0.07          0.55          14.67     14.67
 2003                  17.37   17.37         25,276        439,014     ----          0.55          40.31     40.31
 2002                  12.38   12.38         11,914        147,485     0.78          0.55         (24.44)   (24.44)

 Wells Fargo:
 Discovery
 2006                  16.29   16.29         20,286        330,366     ----          0.55          14.02     14.02
 2005                  14.28   14.28         16,959        242,220     ----          0.55          15.37     15.37
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Opportunity
 2006                  51.16   51.16         12,124        620,282     ----          0.55          11.61     11.61
 2005                  45.84   45.84         17,405        797,882     ----          0.55           7.30      7.30
 2004                  42.72   42.72         20,682        883,612     ----          0.55          17.57     17.57
 2003                  36.34   36.34         16,729        607,911     0.08          0.55          36.26     36.26
 2002                  26.67   26.67         22,278        594,105     0.36          0.55         (23.47)   (23.47)


                                     FS-59



5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds:
 Bull
 2006                  31.79   31.79         45,737      1,453,929     0.26          0.90          12.64     12.64
 2005                  28.22   28.22         19,017        536,665     0.25          0.90           3.93      3.93
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Europe
 2006                  32.49   32.49         30,515        991,362     0.20          0.90          16.46     16.46
 2005                  27.90   27.90            207          5,764     0.41          0.90           0.15      0.15
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Mid-Cap
 2006                  38.56   38.56          6,505        250,822     0.01          0.90          11.30     11.30
 2005                  34.64   34.64         14,013        485,481     ----          0.90           3.20      3.20
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 OTC
 2006                  15.66   15.66         61,857        968,772     ----          0.90           4.52      4.52
 2005                  14.98   14.98         40,009        599,483     ----          0.90           8.40      8.40
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Small-Cap
 2006                  41.83   41.83          8,293        346,872     ----          0.90          13.73     13.73
 2005                  36.78   36.78         11,363        417,911     ----          0.90           3.28      3.28
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Small-Cap Value
 2006                  38.17   38.17          2,435         92,952     ----          0.90          16.38     16.38
 2005                  32.80   32.80         13,386        439,058     ----          0.90          (0.49)    (0.49)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----


                                     FS-60


5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds, continued:
 Classic Dow
 2006                  34.16   34.16         20,527        701,180     ----          0.90           5.23      5.23
 2005                   ----    ----           ----           ----     ----          ----           ----      ----
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Bear
 2006                  25.77   25.77          5,920        152,555     0.84          0.90          (7.05)    (7.05)
 2005                  28.10   28.10         59,086      1,660,464     ----          0.90          (3.59)    (3.59)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Short OTC
 2006                  18.07   18.07          7,955        143,707     2.34          0.90          (2.25)    (2.25)
 2005                  18.48   18.48         17,318        320,062     ----          0.90          (7.87)    (7.87)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Short Small-Cap
 2006                  14.57   14.57          5,273         76,802     0.27          0.90          (7.38)    (7.38)
 2005                  16.62   16.62           ----           ----     ----          0.90          (2.33)    (2.33)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Short Dow
 2006                  28.06   28.06            219          6,133     ----          0.90          (6.46)    (6.46)
 2005                   ----    ----           ----           ----     ----          ----           ----      ----
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 UltraMid
 2006                  41.51   41.51             44          1,820     ----          0.90           9.65      9.65
 2005                  37.86   37.86            154          5,820     ----          0.90           3.53      3.53
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----



                                     FS-61


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds, continued:
 UltraOTC
 2006                  43.70   43.70          2,034         88,859     ----          0.90          (8.40)    (8.40)
 2005                   2.96    2.96        110,287        325,978     ----          0.90           8.04      8.04
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 UltraSmall
 2006                  38.26   38.26          1,278         48,879     0.01          0.90          24.88     24.88
 2005                  30.63   30.63            658         20,144     ----          0.90          (3.32)    (3.32)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 UltraBull
 2006                  25.15   25.15          5,976        150,289     0.09          0.90          21.96     21.96
 2005                  20.62   20.62             98          2,015     ----          0.90           4.91      4.91
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 U.S. Gov. Plus
 2006                  30.98   30.98          4,786        148,265     3.32          0.90          (5.40)    (5.40)
 2005                  32.74   32.74          8,112        265,628     0.75          0.90          (4.30)    (4.30)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Opportunity
 2006                  20.85   20.85          8,742        182,253     0.01          0.90           9.17      9.17
 2005                  19.10   19.10        113,830      2,173,863     ----          0.90          (2.11)    (2.11)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Oil & Gas
 2006                  57.25   57.25          7,065        404,459     ----          0.90          19.55     19.55
 2005                  47.89   47.89            646         30,917     ----          0.90           4.44      4.44
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----



                                     FS-62



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                         Net Assets     Income      Expense            Total
                         Value ($)         Units           ($)        Ratio %     Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds, continued:
 Precious Metals
 2006                  43.75   43.75         10,039        439,196     0.86          0.90           6.40      6.40
 2005                  41.12   41.12            695         28,565     ----          0.90          15.20     15.20
 2004                  ----    ----            ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Real Estate
 2006                  70.09   70.09          5,846        409,720     0.97          0.90          31.30     31.30
 2005                  53.38   53.38             31          1,659     0.09          0.90           0.50      0.50
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 High Yield
 2006                  31.74   31.74          1,284         40,766     5.57          0.90           5.31      5.31
 2005                  30.94   30.94           ----           ----     ----          0.90          (0.89)    (0.89)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Money Market
 2006                   1.04    1.04     15,408,022     15,955,576     3.67          0.90           2.78      2.78
 2005                   1.01    1.01      4,935,612      4,972,582     1.31          0.90           0.75      0.75
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----

 Pimco:
 Commodity
 2006                  11.93   11.93        562,938      6,714,594     7.34          0.55          (3.63)    (3.63)
 2005                  12.38   12.38          2,221         27,483     1.14          0.55          (3.16)    (3.16)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----
 2002                   ----    ----           ----           ----     ----          ----           ----      ----


6.  CHANGES IN UNITS OUTSTANDING
    The change in units outstanding for the periods ended December 31, were as follows:
                                                      2006                   2005
                                              ---------------------   --------------------
    Calvert:
    Balanced
    Units issued                                        480,903                 158,329
    Units redeemed                                     (197,439)               (143,772)
                                              ---------------------   --------------------
    Net increase(decrease)                              283,464                  14,557
                                              =====================   ====================

    International Equity
    Units issued                                         94,678                  35,671
    Units redeemed                                      (66,905)                (29,418)
                                              ---------------------   --------------------
    Net increase(decrease)                               27,773                   6,253
                                              =====================   ====================

    Mid Cap
    Units issued                                         20,874                   9,535
    Units redeemed                                      (10,516)                 (7,275)
                                              ---------------------   --------------------
    Net increase(decrease)                               10,358                   2,260
                                              =====================   ====================

    Small Cap
    Units issued                                         19,757                   7,340
    Units redeemed                                      (15,478)                 (8,509)
                                              ---------------------   --------------------
    Net increase(decrease)                                4,279                  (1,169)
                                              =====================   ====================

    Social Equity
    Units issued                                         36,273                   5,529
    Units redeemed                                       (8,003)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               28,270                   5,529
                                              =====================   ====================

    Ameritas:
    Income and Growth
    Units issued                                         35,872                  15,802
    Units redeemed                                      (34,237)                 (4,932)
                                              ---------------------   --------------------
    Net increase(decrease)                                1,635                  10,870
                                              =====================   ====================

    Index 500
    Units issued                                          6,547                   7,578
    Units redeemed                                       (7,177)                (13,570)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (630)                 (5,992)
                                              =====================   ====================

    MidCap
    Units issued                                          5,267                   7,527
    Units redeemed                                       (9,336)                 (8,872)
                                              ---------------------   --------------------
    Net increase(decrease)                               (4,069)                 (1,345)
                                              =====================   ====================


                                     FS-64

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    Ameritas, continued:
    Small Cap
    Units issued                                         15,902                   1,008
    Units redeemed                                      (13,783)                 (5,385)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,119                  (4,377)
                                              =====================   ====================

    Scudder:
    Small Cap
    Units issued                                         98,986                 131,748
    Units redeemed                                     (116,894)               (116,481)
                                              ---------------------   --------------------
    Net increase(decrease)                              (17,908)                 15,267
                                              =====================   ====================

    Fidelity:
    Overseas IC
    Units issued                                        217,884                   2,193
    Units redeemed                                      (44,222)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                              173,662                   2,193
                                              =====================   ====================

    Inv. Grade Bond IC
    Units issued                                        445,483                 132,780
    Units redeemed                                     (198,204)                (90,129)
                                              ---------------------   --------------------
    Net increase(decrease)                              247,279                  42,651
                                              =====================   ====================

    Equity Income IC
    Units issued                                        136,712                   1,082
    Units redeemed                                      (23,537)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                              113,175                   1,082
                                              =====================   ====================

    Growth IC
    Units issued                                         91,254                     377
    Units redeemed                                       (5,367)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               85,887                     377
                                              =====================   ====================

    High Income IC
    Units issued                                        178,871                   6,617
    Units redeemed                                      (49,361)                 (1,754)
                                              ---------------------   --------------------
    Net increase(decrease)                              129,510                   4,863
                                              =====================   ====================

    High Income SC
    Units issued                                      1,033,676               2,189,843
    Units redeemed                                   (1,556,848)             (2,236,866)
                                              ---------------------   --------------------
    Net increase(decrease)                             (523,172)                (47,023)
                                              =====================   ====================

    Contrafund IC
    Units issued                                        520,664                  23,913
    Units redeemed                                      (86,855)                 (1,156)
                                              ---------------------   --------------------
    Net increase(decrease)                              433,809                  22,757
                                              =====================   ====================

                                     FS-65


6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    Fidelity, continued:
    Contrafund SC
    Units issued                                        677,273                 114,315
    Units redeemed                                     (411,855)                (53,131)
                                              ---------------------   --------------------
    Net increase(decrease)                              265,418                  61,184
                                              =====================   ====================

    Mid Cap IC
    Units issued                                        192,867                   8,607
    Units redeemed                                      (31,471)                   (239)
                                              ---------------------   --------------------
    Net increase(decrease)                              161,396                   8,368
                                              =====================   ====================

    Mid Cap SC
    Units issued                                         36,712                 324,797
    Units redeemed                                     (154,698)               (417,527)
                                              ---------------------   --------------------
    Net increase(decrease)                             (117,986)                (92,730)
                                              =====================   ====================

    AIM:
    Financial
    Units issued                                         16,389                   8,440
    Units redeemed                                      (17,141)                 (6,756)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (752)                  1,684
                                              =====================   ====================

    Health
    Units issued                                         12,996                  32,101
    Units redeemed                                      (14,273)                (32,893)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,277)                   (792)
                                              =====================   ====================

    Technology
    Units issued                                         21,276                  20,502
    Units redeemed                                      (27,665)                (13,627)
                                              ---------------------   --------------------
    Net increase(decrease)                               (6,389)                  6,875
                                              =====================   ====================

    Janus:
    Growth
    Units issued                                           ----                  78,668
    Units redeemed                                      (64,159)                (42,690)
                                              ---------------------   --------------------
    Net increase(decrease)                              (64,159)                 35,978
                                              =====================   ====================

    Neuberger Berman:
    Balanced
    Units issued                                         12,517                  21,581
    Units redeemed                                      (13,349)                (41,133)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (832)                (19,552)
                                              =====================   ====================

    Growth
    Units issued                                          2,395                   2,810
    Units redeemed                                       (4,013)                 (6,205)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,618)                 (3,395)
                                              =====================   ====================


                                     FS-66



6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    Neuberger Berman, continued:
    Limited Maturity Bond
    Units issued                                          7,570                   8,091
    Units redeemed                                      (14,023)                 (4,406)
                                              ---------------------   --------------------
    Net increase(decrease)                               (6,453)                  3,685
                                              =====================   ====================

    Partners
    Units issued                                         18,415                  38,884
    Units redeemed                                      (34,405)                (20,583)
                                              ---------------------   --------------------
    Net increase(decrease)                              (15,990)                 18,301
                                              =====================   ====================

    Rydex:
    Nova
    Units issued                                      4,039,152               6,582,294
    Units redeemed                                   (4,091,347)             (7,015,821)
                                              ---------------------   --------------------
    Net increase(decrease)                              (52,195)               (433,527)
                                              =====================   ====================

    OTC
    Units issued                                        436,554               1,666,986
    Units redeemed                                     (454,323)             (1,618,340)
                                              ---------------------   --------------------
    Net increase(decrease)                              (17,769)                 48,646
                                              =====================   ====================

    Precious Metals
    Units issued                                        698,557                 603,669
    Units redeemed                                     (541,159)               (597,411)
                                              ---------------------   --------------------
    Net increase(decrease)                              157,398                   6,258
                                              =====================   ====================

    Inv. S&P 500
    Units issued                                      3,531,900               9,022,568
    Units redeemed                                   (3,601,097)             (8,896,276)
                                              ---------------------   --------------------
    Net increase(decrease)                              (69,197)                126,292
                                              =====================   ====================

    Gov. Long Bond
    Units issued                                        179,305               1,006,769
    Units redeemed                                     (117,538)               (977,835)
                                              ---------------------   --------------------
    Net increase(decrease)                               61,767                  28,934
                                              =====================   ====================

    Inverse OTC
    Units issued                                         27,619                  52,918
    Units redeemed                                      (24,755)                (52,918)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,864                    ----
                                              =====================   ====================

    Inv. Long Bond
    Units issued                                         37,849                    ----
    Units redeemed                                      (27,359)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               10,490                    ----
                                              =====================   ====================

                                     FS-67



6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    Rydex, continued:
    Russell
    Units issued                                         33,384                  19,676
    Units redeemed                                      (10,790)                (17,344)
                                              ---------------------   --------------------
    Net increase(decrease)                               22,594                   2,332
                                              =====================   ====================

    Sector Rotation
    Units issued                                        113,786                   8,744
    Units redeemed                                      (31,091)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                               82,695                   8,744
                                              =====================   ====================

    Third Avenue:
    Value
    Units issued                                        727,697                 543,477
    Units redeemed                                     (652,562)               (405,926)
                                              ---------------------   --------------------
    Net increase(decrease)                               75,135                 137,551
                                              =====================   ====================

    Vanguard:
    Money Market
    Units issued                                    209,975,468             191,280,344
    Units redeemed                                 (187,759,909)           (187,260,427)
                                              ---------------------   --------------------
    Net increase(decrease)                           22,215,559               4,019,917
                                              =====================   ====================

    Equity Index
    Units issued                                        688,572                  72,584
    Units redeemed                                     (149,684)                (33,969)
                                              ---------------------   --------------------
    Net increase(decrease)                              538,888                  38,615
                                              =====================   ====================

    Total Bond
    Units issued                                      1,548,249                 413,257
    Units redeemed                                     (609,341)                (64,859)
                                              ---------------------   --------------------
    Net increase(decrease)                              938,908                 348,398
                                              =====================   ====================

    REIT Index
    Units issued                                        729,713                  96,175
    Units redeemed                                     (164,422)                (85,703)
                                              ---------------------   --------------------
    Net increase(decrease)                              565,291                  10,472
                                              =====================   ====================

    Mid-Cap
    Units issued                                        829,876                  81,509
    Units redeemed                                     (125,156)                (44,430)
                                              ---------------------   --------------------
    Net increase(decrease)                              704,720                  37,079
                                              =====================   ====================

    Stock Market Index
    Units issued                                        292,877                   5,337
    Units redeemed                                      (32,923)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                              259,954                   5,337
                                              =====================   ====================

                                     FS-68



6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    Vanguard, continued:
    Equity Income
    Units issued                                        375,549                  95,505
    Units redeemed                                      (86,375)                (33,490)
                                              ---------------------   --------------------
    Net increase(decrease)                              289,174                  62,015
                                              =====================   ====================

    Growth
    Units issued                                        739,115                 160,960
    Units redeemed                                    (285,213)                (14,791)
                                              ---------------------   --------------------
    Net increase(decrease)                             453,902                 146,169
                                              =====================   ====================

    High Yield Bond
    Units issued                                       767,313                 223,761
    Units redeemed                                    (359,228)               (128,198)
                                              ---------------------   --------------------
    Net increase(decrease)                             408,085                  95,563
                                              =====================   ====================

    Balanced
    Units issued                                       496,073                   9,440
    Units redeemed                                     (43,244)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                             452,829                   9,440
                                              =====================   ====================

    International
    Units issued                                     1,648,027                 364,987
    Units redeemed                                    (548,861)               (145,233)
                                              ---------------------   --------------------
    Net increase(decrease)                           1,099,166                 219,754
                                              =====================   ====================

    Diversified
    Units issued                                     1,025,689                 283,995
    Units redeemed                                    (427,130)               (185,490)
                                              ---------------------   --------------------
    Net increase(decrease)                             598,559                  98,505
                                              =====================   ====================

    Small Company Growth
    Units issued                                       603,596                  69,410
    Units redeemed                                    (167,344)                (29,766)
                                              ---------------------   --------------------
    Net increase(decrease)                             436,252                  39,644
                                              =====================   ====================

    Wells Fargo:
    Discovery
    Units issued                                         4,403                  19,005
    Units redeemed                                      (1,076)                 (2,046)
                                              ---------------------   --------------------
    Net increase(decrease)                               3,327                  16,959
                                              =====================   ====================

    Opportunity
    Units issued                                           421                   4,385
    Units redeemed                                      (5,702)                 (7,662)
                                              ---------------------   --------------------
    Net increase(decrease)                              (5,281)                 (3,277)
                                              =====================   ====================

                                     FS-69


6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    ProFunds:
    Bull
    Units issued                                       435,069                  62,326
    Units redeemed                                    (408,349)                (43,309)
                                              ---------------------   --------------------
    Net increase(decrease)                              26,720                  19,017
                                              =====================   ====================

    Europe
    Units issued                                        76,805                  17,085
    Units redeemed                                     (46,497)                (16,878)
                                              ---------------------   --------------------
    Net increase(decrease)                              30,308                     207
                                              =====================   ====================

    Mid-Cap
    Units issued                                        81,811                  26,160
    Units redeemed                                     (89,319)                (12,147)
                                              ---------------------   --------------------
    Net increase(decrease)                              (7,508)                 14,013
                                              =====================   ====================

    OTC
    Units issued                                       435,914                 492,442
    Units redeemed                                    (414,066)               (452,433)
                                              ---------------------   --------------------
    Net increase(decrease)                              21,848                  40,009
                                              =====================   ====================

    Small-Cap
    Units issued                                       327,332                  36,911
    Units redeemed                                    (330,402)                (25,548)
                                              ---------------------   --------------------
    Net increase(decrease)                              (3,070)                 11,363
                                              =====================   ====================

    Small-Cap Value
    Units issued                                        57,540                  13,386
    Units redeemed                                     (68,491)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                             (10,951)                 13,386
                                              =====================   ====================

    Classic Dow
    Units issued                                       857,195                     ----
    Units redeemed                                    (836,668)                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                              20,527                     ----
                                              =====================   ====================

    Bear
    Units issued                                       455,361                 118,307
    Units redeemed                                    (508,527)                (59,221)
                                              ---------------------   --------------------
    Net increase(decrease)                             (53,166)                 59,086
                                              =====================   ====================

    Short OTC
    Units issued                                     1,792,209                 264,880
    Units redeemed                                  (1,801,572)               (247,562)
                                              ---------------------   --------------------
    Net increase(decrease)                               9,363                  17,318
                                              =====================   ====================


                                     FS-70

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                      2006                   2005
                                              ---------------------   --------------------
    ProFunds, continued:
    Short Small-Cap
    Units issued                                     1,825,554                  87,590
    Units redeemed                                  (1,820,281)                (87,590)
                                              ---------------------   --------------------
    Net increase(decrease)                               5,273                    ----
                                              =====================   ====================

    Short Dow
    Units issued                                        63,984                     ----
    Units redeemed                                     (63,765)                    ----
                                              ---------------------   --------------------
    Net increase(decrease)                                 219                     ----
                                              =====================   ====================

    UltraMid
    Units issued                                       496,413                  70,818
    Units redeemed                                    (496,523)                (70,664)
                                              ---------------------   --------------------
    Net increase(decrease)                                (110)                    154
                                              =====================   ====================

    UltraOTC
    Units issued                                    11,653,822               2,261,046
    Units redeemed                                 (11,762,075)             (2,150,759)
                                              ---------------------   --------------------
    Net increase(decrease)                            (108,253)                110,287
                                              =====================   ====================

    UltraSmall
    Units issued                                     2,300,744                  13,553
    Units redeemed                                  (2,300,124)                (12,895)
                                              ---------------------   --------------------
    Net increase(decrease)                                 620                     658
                                              =====================   ====================

    UltraBull
    Units issued                                     3,655,217                  57,302
    Units redeemed                                  (3,649,339)                (57,204)
                                              ---------------------   --------------------
    Net increase(decrease)                               5,878                      98
                                              =====================   ====================

    U.S. Gov. Plus
    Units issued                                     3,431,813                 197,537
    Units redeemed                                  (3,435,139)               (189,425)
                                              ---------------------   --------------------
    Net increase(decrease)                              (3,326)                  8,112
                                              =====================   ====================

    Opportunity
    Units issued                                     3,311,381                 187,531
    Units redeemed                                  (3,416,469)                (73,701)
                                              ---------------------   --------------------
    Net increase(decrease)                            (105,088)                113,830
                                              =====================   ====================

    Oil & Gas
    Units issued                                       117,806                  68,050
    Units redeemed                                    (111,387)                (67,404)
                                              ---------------------   --------------------
    Net increase(decrease)                               6,419                     646
                                              =====================   ====================

                                     FS-71


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2006                   2005
                                              ---------------------   --------------------
    ProFunds, continued:
    Precious Metals
    Units issued                                        75,392                  22,411
    Units redeemed                                     (66,048)                (21,716)
                                              ---------------------   --------------------
    Net increase(decrease)                               9,344                     695
                                              =====================   ====================

    Real Estate
    Units issued                                        40,208                  32,747
    Units redeemed                                     (34,393)                (32,716)
                                              ---------------------   --------------------
    Net increase(decrease)                               5,815                      31
                                              =====================   ====================

    High Yield
    Units issued                                         6,407                   9,782
    Units redeemed                                      (5,123)                 (9,782)
                                              ---------------------   --------------------
    Net increase(decrease)                               1,284                    ----
                                              =====================   ====================

    Money Market
    Units issued                                 1,091,153,627              67,185,142
    Units redeemed                              (1,080,681,217)            (62,249,530)
                                              ---------------------   --------------------
    Net increase(decrease)                          10,472,410               4,935,612
                                              =====================   ====================

    Pimco:
    Commodity
    Units issued                                       603,216                   2,221
    Units redeemed                                     (42,499)                   ----
                                              ---------------------   --------------------
    Net increase(decrease)                             560,717                   2,221
                                              =====================   ====================


                          AMERITAS LIFE INSURANCE CORP.

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005,
                 SUPPLEMENTAL SCHEDULES AS OF DECEMBER 31, 2006
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2006 and 2005, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2007

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2006                2005
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,222,225    $     1,167,300
    Preferred stocks   - unaffiliated                                                    7,948              5,690
                       - affiliated                                                     20,000             22,500
    Common stocks      - unaffiliated                                                  203,847            178,043
                       - affiliated                                                    190,932            168,528
    Mortgage loans                                                                     329,434            317,531
    Real estate  - properties occupied by the company                                   28,500             29,444
                 - properties held for the production of income                         37,910             38,479
                 - properties held for sale                                             10,229                  -
    Cash and cash equivalents                                                           10,603             20,579
    Short-term investments    - unaffiliated                                            17,601             11,170
                              - affiliated                                                   -              8,600
    Loans on insurance contracts                                                        57,737             60,082
    Partnerships and limited liability companies - real estate                          18,231             28,988
    Partnerships  - joint ventures                                                      63,367             55,542
    Other investments                                                                      962                752
    Receivable for securities                                                            4,593                  -
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,224,119          2,113,228
                                                                              ------------------ -------------------

    Accrued investment income                                                           19,361             18,246
    Deferred and uncollected premiums                                                   22,883             27,507
    Current federal income taxes receivable - affiliates                                     -              5,858
    Deferred tax asset                                                                  11,431             11,171
    Accounts receivable - affiliates                                                     9,062              7,292
    Data processing and other admitted assets                                            6,659              5,872
    Separate accounts                                                                1,273,171            886,986
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     3,566,686    $     3,076,160
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                       2

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2006                2005
                                                                              ------------------ -------------------

Policy reserves                                                                $       746,988    $       763,506
Deposit-type funds                                                                     516,048            497,207
Reserves for unpaid claims                                                              34,374             32,264
Dividends payable to policyowners                                                       10,260             10,479
Interest maintenance reserve                                                             2,482              2,736
Current federal income taxes payable - affiliates                                        2,417                  -
Asset valuation reserve                                                                 60,281             68,064
Accounts payable - affiliates                                                              236                 49
Borrowed money - affiliates (Note 5)                                                    27,466                  -
Payable for securities                                                                     385                  -
Other liabilities                                                                       78,342             57,238
Separate accounts                                                                    1,273,171            886,986
                                                                              ------------------ -------------------

                  Total Liabilities                                                  2,752,450          2,318,529
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     806,736            750,131
                                                                              ------------------ -------------------

                  Total Surplus                                                        814,236            757,631
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     3,566,686    $     3,076,160
                                                                              ================== ===================





The accompanying notes are an integral part of these statutory financial statements.


                                       3

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       733,871    $       521,276
Net investment income                                                                  113,004            116,812
Miscellaneous income                                                                    20,382             30,605
                                                                              ------------------ -------------------
                  Total income                                                         867,257            668,693
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               445,255            397,303
Change in policy reserves                                                              202,572             31,535
Commissions                                                                             47,959             49,318
General insurance expenses                                                              94,252            112,494
Taxes, licenses and fees                                                                12,873             12,187
                                                                              ------------------ -------------------
                  Total expenses                                                       802,911            602,837
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital gains                                                               64,346             65,856

Dividends appropriated for policyowners                                                 10,202             10,479
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital gains                                                               54,144             55,377

Federal income tax expense                                                              18,107             15,505
                                                                              ------------------ -------------------
Income from operations before realized capital gains                                    36,037             39,872

Realized capital gains on investments, net of tax expense of
   $12,626 and $6,077 and transfers to(from) the interest maintenance
   reserve of ($71) and $1,300 in 2006 and 2005, respectively                           18,177             12,818
                                                                              ------------------ -------------------

Net income                                                                     $        54,214    $        52,690
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                 (in thousands)

                                                                                               Additional
                                                                            Common Stock        Paid-in   Unassigned      Total
                                                                        Shares       Amount     Capital     Surplus      Surplus
                                                                     ------------- ----------- ---------- ----------- -------------
BALANCE, January 1, 2005                                                   25,000  $    2,500  $   5,000  $  696,276  $   703,776

     Net income                                                                 -           -          -      52,690       52,690
     Change in net unrealized gains on investments,                             -           -          -      24,696       24,696
       net of taxes
     Change in net deferred income taxes                                        -           -          -      (1,437)      (1,437)
     Change in non-admitted assets                                              -           -          -      (4,491)      (4,491)
     Cumulative effect of change in accounting principle (Note 1)               -           -          -        (831)        (831)
     Change in asset valuation reserve                                          -           -          -     (16,772)     (16,772)
                                                                     ------------- ----------- ---------- ----------- -------------

BALANCE, December 31, 2005                                                 25,000  $    2,500  $   5,000  $  750,131  $   757,631

     Net income                                                                 -           -          -      54,214       54,214
     Change in net unrealized gains on investments, net of taxes                -           -          -      (7,529)      (7,529)
     Change in net deferred income taxes                                        -           -          -       2,868        2,868
     Change in non-admitted assets                                              -           -          -          58           58
     Cumulative effect of change in accounting principle (Note 1)               -           -          -        (676)        (676)
     Change in asset valuation reserve                                          -           -          -       7,670        7,670
                                                                     ------------- ----------- ---------- ----------- -------------

BALANCE, December 31, 2006                                                 25,000  $    2,500  $   5,000  $  806,736  $   814,236
                                                                     ============= =========== ========== =========== =============


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
 OPERATING ACTIVITIES                                                               2006                2005
                                                                              ------------------ -------------------
 Premium collected net of reinsurance                                          $       734,992    $       518,067
 Net investment income received                                                        114,230            120,507
 Miscellaneous income                                                                   32,321             40,662
 Benefits paid to policyowners                                                        (418,690)          (370,721)
 Net transfers to separate accounts                                                   (258,199)           (81,723)
 Commissions, expenses and taxes paid                                                 (164,039)          (186,839)
 Dividends paid to policyowners                                                        (10,393)           (10,532)
 Federal income taxes paid                                                             (22,523)           (25,892)
                                                                              ------------------ -------------------
      Net cash from operating activities                                                 7,699              3,529
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     383,096            363,461
 Cost of investments acquired                                                         (441,589)          (428,794)
 Net change in loans on insurance contracts                                              2,695             (2,445)
                                                                              ------------------ -------------------
      Net cash from investing activities                                               (55,798)           (67,778)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                                             (2,485)                 -
 Change in deposit-type funds without life contingencies                                39,199             55,450
 Other miscellaneous, net                                                                 (760)             2,067
                                                                              ------------------ -------------------
      Net cash from financing and miscellaneous activities                              35,954             57,517
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                              (12,145)            (6,732)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               40,349             47,081
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        28,204    $        40,349
                                                                              ================== ===================

Non-cash transactions:
  Deferred gain on sale of other invested assets                               $             -    $         2,067
  Proceeds on real estate partnerships dissolved and converted                 $             -    $         5,793
  Acquisition cost on partnerships converted to direct real estate             $             -    $         5,796
  Note payable to affiliate on subsidiary stock redemption (Note 1)            $        29,825    $             -
  Mortgage loan foreclosed and transferred to real estate                      $           595    $             -
  Mortgage loan from a real estate partnership basis adjustment
    due to refinance                                                           $         4,400    $             -
  Common stock adjustments on dissolution of affiliate                         $        45,987    $             -



 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, Ameritas Variable Life Insurance Company (AVLIC), a Nebraska domiciled life insurance subsidiary, Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Pathmark Administrators Inc., a third-party administrator. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of AmerUs Life Insurance Company (AmerUs).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned AVLIC, The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor; Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1.   Nature of Operations and Summary of Significant Accounting Policies
(continued)

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security.

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset; and

     (m) Comprehensive income and its components are not presented in the statutory financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
The Company carries subsidiaries as follows: FALIC and AVLIC at audited statutory equity, Pathmark and AIC at audited GAAP equity, AMAL at audited GAAP equity with statutory adjustments (2005 only), and AIA as non-admitted unaudited GAAP equity.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $670 and $276 were recorded as realized losses during 2006 and 2005, respectively.

Other investments are primarily low-income housing tax credits carried under the amortized cost method in 2006. In 2005, prior to the change in accounting principle, these other investments were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $24 at December 31, 2006 and 2005. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2006 and 2005.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,758 and $3,648 for the years ended December 31, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $35,483 and $35,541 as of December 31, 2006 and 2005, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $4,603,861 or 37.0% and $5,240,193 or 41.6% of the total individual life policies in force as of December 31, 2006 and 2005, respectively. The Company distributed dividends in the amount of $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2006 and 2005, respectively.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $182 and $72 for 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2006, the Internal Revenue Service started an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Loans on Insurance Contracts - The carrying amounts approximate fair value.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93
Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 9 remaining years of unexpired tax credits and is required to hold these investments for up to 13 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments

Bonds

The table below provides additional information relating to bonds held at December 31, 2006:

                                                                        Gross           Gross
                                                 Book/Adjusted       Unrealized       Unrealized
                                                 Carrying Value         Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          164,825  $        3,634  $        2,326 $          166,133
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          168,988             237           3,668            165,557
Public Utilities (Unaffiliated)                          79,405           1,680           1,269             79,816
Industrial & Miscellaneous (Unaffiliated)               806,768          19,288           8,881            817,175
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,222,225  $       24,879  $       16,144 $        1,230,960
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2005:

                                                                        Gross           Gross
                                                 Book/Adjusted       Unrealized       Unrealized
                                                 Carrying Value         Gains           Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          177,184  $        5,067  $        1,609 $          180,642
All Other Governments                                     3,027             100               -              3,127
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          180,159             735           2,646            178,248
Public Utilities (Unaffiliated)                          86,212           2,822             545             88,489
Industrial & Miscellaneous (Unaffiliated)               720,718          25,880           6,619            739,979
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,167,300  $       34,604  $       11,419 $        1,190,485
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                          Fair      Unrealized       Fair     Unrealized       Fair     Unrealized
                                          Value       Losses         Value      Losses         Value      Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    33,065 $       265   $    69,070 $     2,061   $   102,135 $     2,326
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     31,737         253       119,017       3,415       150,754       3,668
Public Utilities (Unaffiliated)              20,234         284        25,210         985        45,444       1,269
Industrial & Miscellaneous
  (Unaffiliated)                            108,421       1,065       237,182       7,816       345,603       8,881
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 193,457       1,867       450,479      14,277       643,936      16,144
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)                   -           -         1,566          58         1,566          58
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   210,068 $     2,635   $   452,045 $    14,335   $   662,113 $    16,970
--------------------------------------------------------------------------------------------------------------------


                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                          Fair      Unrealized       Fair     Unrealized       Fair     Unrealized
                                          Value       Losses         Value      Losses         Value      Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    75,594 $       915   $    18,190 $       694   $    93,784 $     1,609
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                    109,600       1,751        21,969         895       131,569       2,646
Public Utilities (Unaffiliated)              22,653         545             -           -        22,653         545
Industrial & Miscellaneous
  (Unaffiliated)                            196,893       4,122        54,847       2,497       251,740       6,619
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 404,740       7,333        95,006       4,086       499,746      11,419
Preferred Stocks (Unaffiliated)               1,470         202         2,163         188         3,633         390
Common Stocks (Unaffiliated)                 35,732       1,485             -           -        35,732       1,485
--------------------------------------------------------------------------------------------------------------------
Total                                   $   441,942 $     9,020   $    97,169 $     4,274   $   539,111 $    13,294
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments, (continued)

Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2006 or 2005 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2006 or 2005 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2006 and 2005, bonds totaling $44,053 and $50,488, respectively, (3.6% and 4.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,535 and $405, respectively.

The carrying value and fair value of bonds at December 31, 2006 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted          Fair
                                                                              Carrying Value          Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        29,124    $        29,391
Due after one year through five years                                                245,619            252,517
Due after five years through ten years                                               502,037            499,674
Due after ten years                                                                  298,225            299,241
Bonds with multiple repayment dates                                                  147,220            150,137
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,222,225    $     1,230,960
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2006 and 2005 resulted in proceeds of $21,137 and $47,488, respectively, on which the Company realized gross gains of $587 and $1,539, respectively, and gross losses of $425 and $986, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2006 are 6.98% and 5.85%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2006 and 2005 are as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        38,431  $        32,606
Texas                                                                                     24,894           30,860
Arizona                                                                                   23,275           20,289
Minnesota                                                                                 19,757           19,560
Oklahoma                                                                                  18,805           14,193
Washington                                                                                18,723           20,804
Oregon                                                                                    18,126           17,920
Utah                                                                                      17,414           10,797
Ohio                                                                                      17,393           16,960
All other states                                                                         132,616          133,542
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       329,434  $       317,531
====================================================================================================================

At December 31, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



2.  Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2006                             2005
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,222,225  $    1,230,960   $    1,167,300  $    1,190,485
    Preferred stocks - unaffiliated                        7,948           8,332            5,690           5,371
    Preferred stocks - affiliated                         20,000          20,000           22,500          22,500
    Common stocks - unaffiliated                         203,847         203,847          178,043         178,043
    Mortgage loans                                       329,434         327,800          317,531         328,590
    Cash and cash equivalents                             10,603          10,603           20,579          20,579
    Short-term investments - unaffiliated                 17,601          17,601           11,170          11,170
    Short-term investments - affiliated                        -               -            8,600           8,600
    Loans on insurance contracts                          57,737          57,737           60,082          60,082
    Other investments                                        962             962              752             752
    Accrued investment income                             19,361          19,361           18,246          18,246
    Assets related to separate accounts                1,273,171       1,273,171          886,986         886,986
Financial Liabilities:
    Deposit-type funds                            $      516,048  $      517,885   $      497,207  $      500,002
    Borrowed money - affiliates                           27,466          27,359                -               -
    Liabilities related to separate accounts           1,273,171       1,273,171          886,986         886,986
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2006                     $    32,488
          2005                          21,263
          2004                          22,276

Federal income taxes incurred at December 31 consist of the following major components:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                                       $        18,107  $        15,505
Capital gains                                                                             12,626            6,077
--------------------------------------------------------------------------------------------------------------------
                                                                                          30,733           21,582
Change in net deferred income taxes                                                       (2,868)           1,437
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                                          $        27,865  $        23,019
====================================================================================================================


                                       20

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains                    $        54,144  $        55,377
Net realized capital gains before federal income taxes and
  transfers to IMR                                                                        30,732           20,195
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                                       84,876           75,572
Change in non-admitted assets                                                               (497)          (2,371)
Tax exempt income                                                                         (7,683)          (5,907)
Nondeductible expenses                                                                     5,337              614
Change in accounting principle                                                              (788)               -
Other                                                                                     (1,419)            (738)
--------------------------------------------------------------------------------------------------------------------
                                                                                          79,826           67,170
Statutory tax rate                                                                          0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                                          27,939           23,510
Addition of federal income tax reserve                                                       205                -
Tax credits                                                                                 (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                        $        27,865  $        23,019
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         2,335  $         2,070
Deferred policy acquisition costs                                                          7,811            6,794
Future policy and contract benefits                                                        4,809            4,055
Policyowner dividends                                                                      3,591            3,668
Pension and postretirement benefits                                                        9,364            9,056
Non-admitted assets                                                                       11,059           10,885
Other                                                                                      1,548            1,417
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 40,517           37,945
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                                               18,079           13,992
Other                                                                                      7,999            8,341
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            26,078           22,333
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    14,439           15,612
Less:  non-admitted deferred tax assets                                                    3,008            4,441
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        11,431  $        11,171
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $        (1,433) $         4,441
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        40,517   $        37,945  $         2,572
Gross deferred tax liabilities                                          26,078            22,333            3,745
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        14,439   $        15,612           (1,173)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,868
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        37,945   $        38,479  $          (534)
Gross deferred tax liabilities                                          22,333            32,463          (10,130)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        15,612   $         6,016            9,596
==================================================================================================
Tax effect of unrealized gains                                                                            (11,033)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $        (1,437)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $205 in 2006.

4.  Information Concerning Parent, Subsidiaries and Affiliates

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 5 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

During 2002, AMAL entered into an unsecured loan agreement to borrow up to $15,000 from its parents. The note came due August 13, 2004 and at that time, the maturity date of the promissory note was amended to be August 11, 2005. During 2005, a new promissory note was issued with a maturity date of August 10, 2006. The note was paid off during 2006. The note carried an interest rate of LIBOR plus 0.625% (4.965% at December 31, 2005). Included in short-term investments - affiliated was $8,600 that represents the amount due to the Company from AMAL at December 31, 2005.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2006 and 2005, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $1,892 and $1,899 in the VIT as of December 31, 2006 and 2005, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Investment Partners, Inc. (SIP), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SIP were $100,986 and 73,329 as of December 31, 2006 and 2005, respectively.

The Company had short-term investments of $409 and $1,892 in mutual funds of an affiliate at December 31, 2006 and 2005, respectively, included in short-term investments - unaffiliated.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                       Receivable (Payable)
------------------------------------------------------------------------------
Ameritas Holding Company                           $           (62)
Union Central Life Insurance Company                           628
Ameritas Variable Life Insurance Company                     3,850
First Ameritas Life Insurance Corp. of New York                182
Pathmark Administrators Inc.                                  (174)
Ameritas Investment Corp.                                    1,192
Ameritas Investment Advisors, Inc.                             104
Acacia Life Insurance Company                                3,039
Acacia Federal Savings Bank                                     35
Calvert Group, LTD                                              18
Summit Investment Partners, Inc.                                14
------------------------------------------------------------------------------

The Company has entered into a guarantee agreement with AVLIC, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $2,754 and $17,422 received under administrative service agreements for the years ended December 31, 2006 and 2005, respectively. Reimbursements of $24,378 and $1,486 for the years ended December 31, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,657 and $1,609 for the years ended December 31, 2006 and 2005, respectively.

5.  Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

6.  Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2006 and 2005, the Company paid $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $12,085 and $10,620 at December 31, 2006 and 2005, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,447 and $14,041 in 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $98,000 and $90,000 at December 31, 2006 and 2005, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $3,410 and $3,383 in 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $207,500 and $184,000 at December 31, 2006 and 2005, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $47 in 2006. The Company did not receive any subsidy payments in 2005. The Company has determined that the effects of the subsidy are immaterial on the results of statutory operations or statutory statements of admitted assets, liabilities and surplus of the Company. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2006 and 2005, and a statement of the funded status as of the December 31 measurement date of both years:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                                      $         5,558  $         6,693
    Transfer of obligation from dissolution of AMAL                                          106                -
    Service cost                                                                              69               57
    Interest cost                                                                            331              315
    Actuarial (gain) or loss                                                               1,164           (1,279)
    Special termination benefits                                                               -               81
    Federal subsidy receipts                                                                  47                -
    Benefits paid                                                                           (772)            (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                                            $         6,503  $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year                               $         2,754  $         2,557
    Transfer of plan assets from dissolution of AMAL                                         156                -
    Actual return on plan assets                                                             147              131
    Employer contributions                                                                   401              303
    Benefits paid                                                                           (663)            (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                                     $         2,795  $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                                                 $        (3,708) $        (2,804)
    Unrecognized net actuarial loss                                                        3,009            1,995
    Unrecognized prior service cost                                                           (1)              (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                                         $          (700) $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $849 and $512 at December 31, 2006 and 2005, respectively.

Periodic postretirement medical expense included the following components:
                                                                                      Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                                     $            69  $            57
Interest cost                                                                                331              315
Expected return on plan assets                                                              (156)            (139)
Early retirement one-time cost                                                                 -               81
Amortization of net loss                                                                     175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                                        $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $520 to its postretirement benefits plans and 401(h) account in 2007.

Estimated Future Benefit Payments
The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                             Expected Net
    Fiscal Year                                            Benefit Payments
--------------------------------------------------------------------------------
    2007                                                $          763
    2008                                                           774
    2009                                                           778
    2010                                                           773
    2011                                                           756
    2012 - 2016                                                  3,430
--------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          6.00%            5.75%
Expected long term rate of return on plan assets                                       6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Benefit Plans, (continued)

Estimated Future Benefit Payments, (continued)
The assumptions used to determine net periodic post retirement benefit costs are:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          5.75%            6.00%
Expected long term rate of return on plan assets                                       6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                                       9.0%             7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend Rate)          5.0%             5.0%
Year the Rate Reaches the Ultimate Trend Rate                                          2011             2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net                        $     45         $    (40)
periodic postretirement health care benefit cost

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    625         $   (569)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $11,696 and $10,596 included in other liabilities at December 31, 2006 and 2005, respectively, cover certain active and retired employees. These plans are unfunded.

7. Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2006              2005
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes                                   $        63,558  $        69,648
   of $18,002 and $13,961
 Nonadmitted asset values                                                                (35,483)         (34,102)
 Asset valuation reserves                                                                (60,281)         (68,064)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


8.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $456 and $492 as of December 31, 2006 and 2005, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $382 and $402 as of December 31, 2006 and 2005, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $20,990 and $33,136 and mortgage loan and real estate commitments of $26,375 and $7,963 were outstanding for investments to be purchased in subsequent years as of December 31, 2006 and 2005, respectively. Low income housing tax credit property investment commitments were $139 as of December 31, 2006. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2006. No balance was outstanding at any time during 2006 or 2005. The line of credit expires May 31, 2007.

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. Bonds and common stocks loaned as of December 31, 2006 were $23,626 and $5,414, respectively. The fair value of cash collateral held was $29,428 as of December 31, 2006. There was no non-cash collateral on deposit at December 31, 2006.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


9.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $           430  $           380
Other income or expenses (including interest paid to or
  received from plans)                                                                        27               24
Gross expenses incurred (claims and administrative)                                          452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $             5  $             5
====================================================================================================================

10.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $36,965 and $36,020 for the years ended December 31, 2006 and 2005, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2006 and 2005, has been written down to $0 and $104, respectively, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,700 and $6,692 at December 31, 2006 and 2005, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



11.  Other Items, (continued)

Uncollectibility of Assets
The Company had admitted assets of $995 and $1,017 at December 31, 2006 and 2005, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Premiums Income:
  Assumed (related party $6,572 and $6,807 in 2006 and 2005)                     $        77,855  $        84,658
  Ceded                                                                                   18,406           18,151
Benefits To Policyowners:
  Assumed (related party $5,119 and $2,825 in 2006 and 2005)                              60,029           57,222
  Ceded                                                                                   11,436            6,027
Policy Reserves:
  Assumed (related party $2,247 and $2,051 in 2006 and 2005)                               3,728            3,419
  Ceded                                                                                   54,689           47,422
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                             $        30,599  $        28,215
Less reinsurance recoveries                                                               (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                                  20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                                         280,572          252,232
    Prior year                                                                            (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                                   276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                                         257,528          231,562
    Prior year                                                                            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                                       274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                                23,044           20,670
Plus reinsurance recoveries                                                                8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                  $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $3,739 and $4,634 for the years ended December 31, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $55,422 and $54,530, and incurred assumed reinsurance claims of $54,919 and $54,405 for the years ended December 31, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $598 and $661, and incurred ceded reinsurance claims of $601 and $652 for the years ended December 31, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



14.  Policy Reserves, (continued)

As of December 31, 2006 and 2005, respectively, the Company had $1,594,245 and $1,667,120 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $8,685 and $8,693 at December 31, 2006 and 2005, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         24.7%
  At book value less current surrender charge of 5% or more                                  997          0.1%
  At fair value                                                                          792,670         44.8%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,231,310         69.6%
  At book value without adjustment  (minimal or no charge)                               471,234         26.6%
Not subject to discretionary withdrawal                                                   66,586          3.8%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,769,130        100.0%
====================================================================================================================

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       420,996         29.9%
  At book value less current surrender charge of 5% or more                                1,283          0.1%
  At fair value                                                                          665,600         47.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,087,879         77.3%
  At book value without adjustment  (minimal or no charge)                               249,487         17.7%
Not subject to discretionary withdrawal                                                   69,768          5.0%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,407,134        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       103,630  $       119,071
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)           10,218            9,337
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     516,048          497,207
--------------------------------------------------------------------------------------------------------------------
                                                                                         629,896          625,615
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                        346,564          115,919
Page 3, Line 2, Column 3                                                                 792,670          665,600
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,769,130  $     1,407,134
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2006                               2005
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $            71   $            60   $           345  $           195
Ordinary renewal                                       5,221             4,785             5,011            8,213
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,292   $         4,845   $         5,356  $         8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       394,921  $       405,188
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $     1,273,171  $       886,986
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       792,670  $       665,600
    At book value without adjustment (minimal or no charge)                              480,501          221,386
--------------------------------------------------------------------------------------------------------------------
    Total                                                                        $     1,273,171  $       886,986
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $       248,379  $        56,416
    Transfers from separate accounts                                                     (33,985)         (21,906)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                   214,394           34,510
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $       214,394  $        34,510
  of the Company (included in change in policy reserves)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                             $        12,156  $        14,430
Operating system software                                                                  3,198            2,432
Nonoperating system software                                                              13,673           13,077
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                              29,027           29,939
Accumulated depreciation                                                                 (25,605)         (26,046)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                     $         3,422  $         3,893
====================================================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $2,419 and $2,108 at December 31, 2006 and 2005, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,956 and $3,413 for the year ended December 31, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)



19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                        2006             2005
---------------------------------------------------------------------------------------------------
Statutory net income as reported                                $        54,214  $        52,690
Insurance reserves                                                        3,134            1,653
Deferred policy acquisition costs                                         6,369             (842)
Deferred income taxes and other tax reclassifications                    (1,246)          19,691
Statutory investment reserves                                              (253)           1,228
Earnings of subsidiaries                                                 24,830           14,485
Other                                                                       403             (837)
---------------------------------------------------------------------------------------------------
GAAP net income                                                 $        87,451  $        88,068
===================================================================================================

                                                                     2006              2005
---------------------------------------------------------------------------------------------------
Statutory surplus as reported                                   $       814,236  $       757,631
Insurance reserves                                                       (8,134)          (6,218)
Deferred policy acquisition costs                                        57,301           49,890
Deferred income taxes                                                   (27,876)         (26,847)
Valuation of investments                                                 (6,837)           1,639
Statutory investment reserves                                            62,763           70,800
Subsidiary equity                                                        70,290           33,141
Statutory non-admitted assets                                            35,483           35,541
Other                                                                     5,718             (539)
---------------------------------------------------------------------------------------------------
GAAP equity                                                     $     1,002,944  $       915,038
===================================================================================================


20.  Subsequent Event

In November 2006, the Company's Board of Directors approved a plan of merger with its 100% owned subsidiary, AVLIC, a Nebraska domiciled life and accident and health insurance company, pending various approvals. The Company received approval of the merger from the Insurance Department of the State of Nebraska. The Company will account for this transaction as a statutory merger under Statement of Statutory Principles No. 68 - Business Combinations and Goodwill. The surviving company will be named Ameritas Life Insurance Corp. with no shares of stock to be issued. The merger has an effective date of May 1, 2007. The Company does not expect this transaction to have a material effect on its financial condition or unassigned surplus funds.

                                     PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2006.
         Statements of Operations for the period ended December 31, 2006. Statements of Changes in Net Assets for the periods ended December 31, 2006 and 2005.
         Notes to Financial Statements for the periods ended December 31, 2006 and 2005.

     Ameritas Life Insurance Corp.:
         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2006 and 2005.
         Statutory Statements of Operations for the years ended December 31, 2006 and 2005.
         Statutory Statements of Changes in Surplus for the years ended
         December 31, 2006 and 2005.
         Statutory Statements of Cash Flows for the years ended December 31, 2006 and 2005.
         Notes to the Statutory Financial Statements for the years ended December 31, 2006 and 2005.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)    Exhibits

     Exhibit
     Number       Description of Exhibit
     (1)          Resolution of Board of Directors of Ameritas Life Insurance Corp. Establishing Ameritas
                  Life Insurance Corp. Separate Account LLVA.  (1)
     (2)          Not applicable.
     (3) (a)      Principal Underwriting Agreement.  (2)
     (3) (b)      Form of Selling Agreement.  (2)
     (4)          Form of Variable Annuity Contract. (3)
     (5)          Form of Application for Variable Annuity Contract.  (4)
     (5) (a)      Certificate of Incorporation of Ameritas Life Insurance Corp.  (1)
     (6) (b)      Bylaws of Ameritas Life Insurance Corp.  (5)
     (7)          Not Applicable.
     (8) (a)      Form of Participation Agreement - Vanguard Variable Insurance Fund.  (1)
     (8) (b)      Form of Participation Agreement - Rydex Variable Trust. (6)
     (8) (c)      Form of Participation Agreement - Calvert Variable Series, Inc.  (7)
     (8) (d)      Form of Participation Agreement - Variable Insurance Products (Fidelity). (7)
     (8) (e)      Form of Participation Agreement - Third Avenue Variable Series Trust. (7)
     (8) (f)      Form of Participation Agreement - PIMCO Variable Insurance Trust. (8)
     (9)          Opinion and consent of Robert G. Lange.
     (10)         Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (11)         No financial statements will be omitted from Item 23.
     (12)         Not applicable.
     (14)         Powers of Attorney.  (8)

Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 to the registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.
3. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2004.
5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed February 29, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed February 28, 2006.

Item 25.   Directors and Officers of the Depositor
           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Paul J. Huebner                  Senior Vice President & Chief Information Officer
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Variable Life Insurance Company (NE)............life insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)

              Ameritas Investment Advisors, Inc. (NE)..................investment adviser
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of December 31, 2006, there were 535 qualified contracts and 3,156 non-qualified contracts in the Separate Account.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate, and Carillon Account and for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           and Underwriter

          JoAnn M. Martin*                           Director, Chair & Senior Vice President
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Gary R. McPhail**                          Director, Senior Vice President
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman*                           Director
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman                          Vice President, Chief Operating Officer
          Bruce D. Lefler                            Senior Vice President, Public Finance
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer and Assistant Secretary
          Michael M. Van Horne***                    Senior Vice President


         *    Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
         **   Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
         ***  Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment        $1,192,963                $0                   $0                 $19,602
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that this Post-Effective Amendment No. 2 to Registration Statement Number 333-120972 meets all requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 19th day of April, 2007.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                          By: Lawrence J. Arth *
                                                            --------------------
                                                           Chairman of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2007.

     SIGNATURE                              TITLE

     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

         Exhibit

           9        Opinion and Consent of Robert G. Lange

           10 (a) Consents of Independent Auditors and Independent Registered Public Accounting Firm